              As filed with the Securities and Exchange Commission
                               on January 26, 2000


                        Securities Act File No. 333-07905
                    Investment Company Act File No. 811-07701

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 5

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 7

                        (Check appropriate box or boxes)

                               GE LifeStyle Funds

      ....................................................................
               (Exact Name of Registrant as Specified in Charter)

           3003 Summer Street
           Stamford, Connecticut                                   06905
 .......................................       ........................
(Address of Principal Executive Office)              (Zip Code)

Registrant's Telephone Number, including Area Code:  (203) 326-4040

                            Matthew J. Simpson, Esq.
         Vice President, Associate General Counsel & Assistant Secretary
                        GE Asset Management Incorporated
                        3003 Summer Street, P.O. Box 7900
                           Stamford, Connecticut 06904

                 .........................................

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Burton M. Leibert, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                            New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)

 x  on January 28, 2000 pursuant to paragraph (b)

___ 60 days after filing pursuant to paragraph (a)(1)

___ on ____________ pursuant to paragraph (a)(1) of Rule 485

___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

___ on ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               [GRAPHIC OMITTED]
Prospectus
                                                              ------------------
                                                              GE LifeStyle
                                                              Funds

January 28, 2000


--------------------------------------------------------------------------------

GE Strategy Funds

GE Conservative Strategy Fund
GE Moderate Strategy Fund
GE Aggressive Strategy Fund

--------------------------------------------------------------------------------

Like all mutual funds, the GE Strategy Funds' shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------

[GE LOGO]
------------------
We bring good things to life.

--------------------------------------------------------------------------------

                                             -----------------------------------
                                             Contents


--------------------------------------------------------------------------------
GE Strategy Funds
Prospectus

                                             GE Strategy Funds                 2
                                             -----------------------------------
                                             GE Conservative Strategy Fund     4
                                             -----------------------------------
                                             GE Moderate Strategy Fund         6
                                             -----------------------------------
                                             GE Aggressive Strategy Fund       8

                                             Fund Expenses                    10
                                             -----------------------------------

                                             More on Strategies and Risks     12
                                             -----------------------------------
                                             Important Definitions            12
                                             -----------------------------------
                                             More on Investment Strategies    14
                                             -----------------------------------
                                             More on Risks                    20
                                             -----------------------------------
                                             Other Risk Considerations        23
                                             -----------------------------------

                                             How the Funds Are Managed        24
                                             -----------------------------------
                                             About the Investment Adviser
                                               and Administrator              24
                                             -----------------------------------
                                             About the Portfolio Manager      24
                                             -----------------------------------
                                             About the Investment Consultant  25
                                             -----------------------------------
                                             About the Board of Trustees      25

                                             How to Invest                    26
                                             -----------------------------------

                                             Who may Invest                   26

                                             -----------------------------------
                                             Defined Contribution
                                               Plan Participants              26
                                             -----------------------------------

                                             Dividends, Capital Gains and
                                               Other Tax Information          27
                                             -----------------------------------

                                             Calculating Share Value          28
                                             -----------------------------------

                                             Financial Highlights             30
                                             -----------------------------------


Additional information regarding the GE LifeStyle Strategy Funds (the "GE Strategy Funds" or the "Funds") is contained in the Statement of Additional Information dated January 28, 2000 ("SAI"), which is incorporated by reference into (legally forms a part of) this Prospectus.

------------------------------------------------
2  GE Strategy Funds                GE Strategy
   Prospectus                       Funds


--------------------------------------------------------------------------------
An investment in a GE Strategy Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a GE Strategy Fund is subject to risk, including possible loss of principal invested.


Who May Want To Invest in a GE Strategy Fund?



The GE Strategy Funds may be appropriate for your investment portfolio if you:



o prefer simplified investment decision making


o prefer to have your asset allocation decisions made by professional money managers

o want a single diversified investment that is re-balanced periodically

--------------------------------------------------------------------------------
Introduction to the Asset Allocation Process


The GE Strategy Funds are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective which is consistent with the length of time until their need for funds and their risk tolerance. Depending on the Fund you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


GE Conservative Strategy Fund is designed for investors with shorter investment time horizons and lower risk tolerances; GE Moderate Strategy Fund is designed for investors with intermediate investment time horizons and moderate-to-high risk tolerances; and GE Aggressive Strategy Fund is designed for investors with longer investment time horizons and high risk tolerances.


The GE Strategy Funds invest primarily in a combination of certain GE Funds (the "underlying GE Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Each underlying GE Fund represents an investment category, such as U.S. equity or fixed-income securities. Although an investor may achieve the same level of diversification by investing directly in a variety of GE Funds, each GE Strategy Fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio.


Each GE Strategy Fund seeks to achieve its investment objective by allocating its assets strategically among the equity and income funds selected from the underlying GE Funds. The main differences among the GE Strategy Funds are

--------------------------------------------------------------------------------

                                                                      ----------
                                                                               3


--------------------------------------------------------------------------------

the percentages of their assets allocated to each of the underlying GE Funds (and therefore the percentages allocated to equity versus income funds).


Currently, the group of underlying GE Funds is comprised of the following:



o GE U.S. Equity Fund



o GE Small-Cap Value Equity Fund



o GE International Equity Fund



o GE Emerging Markets Fund



o GE Fixed Income Fund



o GE High Yield Fund



The group of underlying GE Funds and the allocations among those funds may be changed from time to time without shareholder approval. Any such changes will be reflected immediately in the current Prospectus; however, it may take some time to execute those changes. The Investment Adviser will re-allocate the investments of the GE Strategy Funds over a reasonable period of time while seeking to minimize disruptive effects and adverse costs to the GE Strategy Funds and the underlying GE Funds.



Although each GE Strategy Fund is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each GE Strategy Fund invests in a combination of equity and income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Funds in the context of your personal financial situation, investment goals and other investments.



GE LifeStyle Funds is comprised of six separate series (or individual funds). The GE Strategy Funds, which constitute three of those series, are offered by this Prospectus. The GE Strategy Funds invest in Class A shares of the underlying GE Funds. The GE Allocation Funds, which constitute the remaining three series, are offered by a separate prospectus. The GE Allocation Funds invest in Class Y shares of the underlying GE Funds.


--------------------------------------------------------------------------------

--------------------
4  GE Strategy Funds
   Prospectus


--------------------------------------------------------------------------------
GE Conservative Strategy Fund

--------------------

Investment Objective: Income and long-term growth of capital.


The Strategy


GE Conservative Strategy Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.The Fund is designed for investors with shorter investment time horizons and lower risk tolerances.



The table below shows the Fund's current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.


The Risks


The principal risks of investing in the Fund are allocation risk, credit risk, derivative securities risk, foreign exposure risk, interest rate risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk and small-cap company risk), and underlying performance risk.


If you would like additional information regarding this Fund's investment strategies and risks or the underlying GE Funds' investment strategies and risks, including descriptions of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
Investment Allocations

                                                 Target              Range
                                             ----------           ---------
U.S. Equity Fund                                    28%           23% - 33%
--------------------------------------------------------------------------------
Small-Cap Value Equity Fund                          5%            2% -  8%
--------------------------------------------------------------------------------
International Equity Fund                           12%            7% - 17%
--------------------------------------------------------------------------------
Emerging Markets Fund                                0%                  0%
--------------------------------------------------------------------------------
Fixed Income Fund                                   53%           48% - 58%
--------------------------------------------------------------------------------
High Yield Fund                                      0%                  0%
--------------------------------------------------------------------------------

Cash*                                                2%            0% -  4%
--------------------------------------------------------------------------------



*For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                               5


--------------------------------------------------------------------------------
Fund Performance


The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to common measures of performance.



The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 7.20% for the quarter-ended December 31, 1999. The lowest return for a quarter was -1.19% for the quarter-ended September 30,1999.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of several securities market indices. The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------
Calendar Year Total Returns



                                  [BAR CHART]

1999                10%

--------------------------------------------------------------------------------
Average Annual Total Return

(as of December 31, 1999)

                                                                       Since
                                                        1 Year       Inception*
                                                        ------       ----------

GE Conservative
Strategy Fund                                            9.74%         10.60%



S&P 500 Index                                           21.07%         24.86%



LB Aggregate Bond Index                                 -0.83%          3.82%



Composite Index**                                        9.53%         12.45%



Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. As with all mutual funds, past performance is not an indication of future performance.



* Inception date (commencement of investment operations) is January 5, 1998; returns for indices are from January 1, 1998.



** The Composite Index is derived by applying each underlying GE Fund's target allocations to the results of the benchmark index for each of those underlying GE Funds.



All mutual funds use a standard formula to calculate the total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.


--------------------------------------------------------------------------------

--------------------
6  GE Strategy Funds
   Prospectus


--------------------------------------------------------------------------------
GE Moderate Strategy Fund

--------------------

Investment Objective: Long-term growth of capital with a moderate level of current income.


The Strategy


GE Moderate Strategy Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds. The Fund is designed for investors with intermediate investment time horizons and moderate-to-high risk tolerances.



The table below shows the Fund's current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.


The Risks


The principal risks of investing in the Fund are allocation risk, credit risk, foreign exposure risk, high yield securities risk, interest rate risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk and small-cap company risk), and underlying performance risk.


If you would like additional information regarding this Fund's investment strategies and risks or the underlying GE Funds' investment strategies and risks, including descriptions of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
Investment Allocations

                                                 Target              Range
                                              ---------          ---------

U.S. Equity Fund                                    34%          29% - 39%
--------------------------------------------------------------------------------
Small-Cap Value Equity Fund                         12%           7% - 17%
--------------------------------------------------------------------------------
International Equity Fund                           16%          11% - 21%
--------------------------------------------------------------------------------
Emerging Markets Fund                                3%            1% - 5%
--------------------------------------------------------------------------------
Fixed Income Fund                                   28%          23% - 33%
--------------------------------------------------------------------------------
High Yield Fund                                      5%            2% - 8%
--------------------------------------------------------------------------------

Cash*                                                2%            0% - 4%
--------------------------------------------------------------------------------



*For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                               7


--------------------------------------------------------------------------------
Fund Performance


The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to common measures of performance.



The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 10.49% for the quarter-ended December 31, 1999. The lowest return for a quarter was -2.13 % for the quarter-ended September 30, 1999.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of several securities market indices. The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------
Calendar Year Total Returns



                                  [BAR CHART]

1999           15%

--------------------------------------------------------------------------------
Average Annual Total Return

(as of December 31, 1999)

                                                                        Since
                                                         1 Year       Inception*
                                                         ------       ----------

GE Moderate
Strategy Fund                                            14.75%        14.54%



S&P 500 Index                                            21.07%        24.86%



LB Aggregate Bond Index                                  -0.83%         3.82%



Composite Index**                                        15.55%        15.09%



Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. As with all mutual funds, past performance is not an indication of future performance.



* Inception date (commencement of investment operations) is January 5, 1998; returns for indices are from January 1, 1998.



** The Composite Index is derived by applying each underlying GE Fund's target allocations to the results of the benchmark index for each of those underlying GE Funds.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

--------------------
8  GE Strategy Funds
   Prospectus


--------------------------------------------------------------------------------
GE Aggressive Strategy Fund

--------------------

Investment Objective: Capital appreciation.


The Strategy


GE Aggressive Strategy Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds. The Fund is designed for investors with longer investment time horizons and high risk tolerances.



The table below shows the Fund's current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.


The Risks


The principal risks of investing in the Fund are allocation risk, credit risk, emerging markets risk, high yield securities risk, interest rate risk, foreign exposure risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk, and small-cap company risk), and underlying performance risk.


If you would like additional information regarding this Fund's investment strategies and risks or the underlying GE Funds' investment strategies and risks, including descriptions of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
Investment Allocations

                                                 Target              Range
                                              ---------          ---------

U.S. Equity Fund                                    38%          33% - 43%
--------------------------------------------------------------------------------
Small-Cap Value Equity Fund                         20%          15% - 25%
--------------------------------------------------------------------------------
International Equity Fund                           19%          14% - 24%
--------------------------------------------------------------------------------
Emerging Markets Fund                                5%            2% - 8%
--------------------------------------------------------------------------------
Fixed Income Fund                                    9%           6% - 12%
--------------------------------------------------------------------------------
High Yield Fund                                      7%           3% - 10%
--------------------------------------------------------------------------------

Cash*                                                2%            0% - 4%

--------------------------------------------------------------------------------


* For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                               9


--------------------------------------------------------------------------------
Fund Performance


The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to common measures of performance.



The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 13.75% for the quarter-ended December 31, 1999. The lowest return for a quarter was -2.85 % for the quarter-ended September 30, 1999.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of several securities market indices. The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------
Calendar Year Total Returns

Class A Shares*

                                  [BAR CHART]

1999           20%

--------------------------------------------------------------------------------
Average Annual Total Return

(as of December 31, 1999)

                                                                        Since
                                                         1 Year       Inception*
                                                         ------       ----------

GE Aggressive
Strategy Fund                                            19.63%         18.24%



S&P 500 Index                                            21.07%         24.86%



LB Aggregate Bond Index                                  -0.83%          3.82%



Composite Index**                                        20.54%         17.03%



Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. As with all mutual funds, past performance is not an indication of future performance.



* Inception date (commencement of investment operations) is January 5, 1998; returns for indices are from January 1, 1998.



** The Composite Index is derived by applying each underlying GE Fund's target allocations to the results of the benchmark index for each of those underlying GE Funds.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-------------------------------------------------
10  GE Strategy Funds                    Fund
    Prospectus                           Expenses


--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees, if any, are paid directly from your account and are not reflected in the share price. Annual fund operating expenses come out of a Fund's assets and are reflected in the Fund's share price and dividends. The figures below show actual expenses during the fiscal period ended September 30, 1999.

--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from your investment, not reflected in share price)


                                                                             GE Conservative        GE Moderate       GE Aggressive
                                                                               Strategy Fund      Strategy Fund       Strategy Fund
-----------------------------------------------------------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases
of Shares (as a percentage of offering price)                                           None               None                None
-----------------------------------------------------------------------------------------------------------------------------------

Maximum Contingent Deferred Sales Charge (Load)
(as a percentage of redemption proceeds)                                                None               None                None
-----------------------------------------------------------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(as a percentage of offering price)                                                     None               None                None
-----------------------------------------------------------------------------------------------------------------------------------

Redemption Fee                                                                          None               None                None
-----------------------------------------------------------------------------------------------------------------------------------

Exchange Fee                                                                            None               None                None
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Annual Fund Operating Expenses
(as a percentage of average net assets)



                                                                             GE Conservative        GE Moderate       GE Aggressive
                                                                               Strategy Fund      Strategy Fund       Strategy Fund
-----------------------------------------------------------------------------------------------------------------------------------

Management Fees*                                                                       0.20%              0.20%               0.20%
-----------------------------------------------------------------------------------------------------------------------------------

Distribution and Services (12b-1) Fees                                                  None               None                None
-----------------------------------------------------------------------------------------------------------------------------------

Underlying GE Fund Expenses**                                                          0.91%              1.02%               1.11%
-----------------------------------------------------------------------------------------------------------------------------------

Other Expenses***                                                                      0.59%              0.04%               0.21%
-----------------------------------------------------------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                                   1.70%              1.26%               1.52%
-----------------------------------------------------------------------------------------------------------------------------------

Waiver and/or Reimbursement                                                            0.62%              0.11%               0.30%
-----------------------------------------------------------------------------------------------------------------------------------

Net Annual Fund Operating Expenses****                                                 1.08%              1.15%              1.22%
-----------------------------------------------------------------------------------------------------------------------------------


* The nature of the services provided to, and the advisory and administration fees paid by, each Fund are further described under "How the Funds are Managed - About the Investment Adviser and Administrator."

** The "Underlying GE Fund Expenses" figures for each GE Strategy Fund are based upon its target allocations to the underlying GE Funds and upon the total operating expenses of those underlying GE Funds without taking into consideration the current contractual fee waivers or expense limitations for the underlying GE Funds.


*** "Other expenses" includes fees beyond those borne by GE Asset Management pursuant to each Fund's Investment Advisory and Administration Agreement. These other expenses, which are not included in the management fees, include: fees and expenses of the Funds' independent trustees, brokerage fees and commissions, transfer agency fees, interest, taxes, and extraordinary expenses.



****The fee table reflects contractual arrangements with GE Asset Management and the GE Strategy Funds and/or the underlying GE Funds to limit "Other Expenses" on an annualized basis through January 28, 2001.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                              11


--------------------------------------------------------------------------------
The Impact of Fund Expenses

The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same.

--------------------------------------------------------------------------------
Example

                                                     You would pay the following
                                               expenses on a $10,000 investment,
                                                            assuming redemption:

                                   1 Year      3 Years    5 Years       10 Years

--------------------------------------------------------------------------------

GE Conservative Strategy Fund:       $110        $476         $866       $1,961

--------------------------------------------------------------------------------

GE Moderate Strategy Fund:           $117        $390         $682       $1,516

--------------------------------------------------------------------------------

GE Aggressive Strategy Fund:         $124        $450         $800       $1,786

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------
12  GE Strategy Funds                  More on
    Prospectus                         Strategies
                                       and Risks


--------------------------------------------------------------------------------
Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the GE Strategy Funds.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card receivables or auto loans.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Corporate bonds are debt securities issued by companies.


Correlation and covariance are statistical measures used to help analyze the way that two or more things, such as the annual returns of two mutual funds, relate to each other over time.


Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.


Defined contribution plans are retirement plans which provide for an individual account for each participant and for benefits based solely on the amount contributed to the participant's account and any income, expenses, gains and losses, and any forfeitures of accounts of other participants which may be allocated to the participant's account. Defined contribution plans include profit-sharing plans, 401(k) plans and certain kinds of tax deferred compensation plans of governmental and tax exempt entities (which meet certain requirements of the Internal Revenue Code of 1986, as amended).



Derivative securities are securities whose values are based on other securities, currencies or indices, and include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities, certain mortgage-backed securities, like collateralized mortgage obligations (CMOs), and structured securities.



Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the bond's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.



Equity funds invest primarily in equity securities.


Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, and rights and warrants of U.S. and foreign corporations. Stock represents an ownership interest in a corporation.


Foreign debt securities are debt securities issued by foreign corporations and governments. They may include Eurodollar bonds, which are dollar-denominated securities issued outside the United States by foreign corporations and financial institutions or by foreign branches of U.S. corporations and financial institutions; Yankee bonds, which are dollar-denominated securities issued by foreign issuers in the United States; and securities denominated in currencies other than U.S. dollars.


Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                              13


Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.


High yield securities are debt securities of corporations, preferred securities and convertible bonds and convertible preferred stock rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment grade, sometimes called "junk bonds," and are considered speculative by the major credit rating agencies.


Income funds invest primarily in debt securities.


Investment grade securities are rated Baa or better by Moody's and BBB or better by S&P (or are comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality. Securities rated in the fourth highest grade have some speculative elements.


Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. government, banks and corporations.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and other government agencies and private issuers. They may also include collateralized mortgage obligations which are derivative securities that are fully collateralized by a portfolio of mortgages. Government stripped mortgage-related securities are mortgage-backed securities that have been stripped into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed certificates. Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities. They include: (i) municipal leases, which pay interest that is exempt from federal, and in certain cases, state income tax; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations, (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); and (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to proceeds from the liquidation of a company's assets.


Purchasing and writing options are permitted investment strategies for certain underlying GE Funds. An option is the right to buy (i.e., a "call") or to sell (i.e., a "put") securities or other interests for a predetermined price on or before a fixed date. An option on a securities index represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.


--------------------------------------------------------------------------------

---------------------
14  GE Strategy Funds
    Prospectus
    More on
    Strategies and Risks


--------------------------------------------------------------------------------

U.S. Government securities are issued or guaranteed as to principal or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stock valuation levels are lower than those of growth stocks.


Various investment techniques may be used by an underlying GE Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a fund's portfolio of investments and are not used for leverage. None of the underlying GE Funds is obligated to use any of these techniques at any given time or under any particular economic condition. To the extent that an underlying GE Fund employs these techniques, it would be subject to derivative securities risk.



Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates an income fund's sensitivity to changes in interest rates. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.


More on Investment Strategies: the Asset Allocation Process


As described earlier in this Prospectus, each GE Strategy Fund pursues its investment objective by investing primarily in a combination of the underlying GE Funds. To assist in determining the mix of underlying GE Funds and setting the appropriate allocation targets and ranges for investments in those underlying GE Funds, GE Asset Management and the Funds have engaged the services of DiMeo, Schneider & Associates, L.L.C. (the "Investment Consultant"). The Investment Consultant, GE Asset Management, and the Board of Trustees determine the appropriate mix of underlying GE Funds and allocation targets and ranges as described below.



Periodically, based upon a variety of quantitative and qualitative factors, the Investment Consultant uses proprietary economic and statistical methods to determine the optimal allocation targets and ranges for each GE Strategy Fund and whether any underlying GE Funds should be added or removed from the mix.



--------------------------------------------------------------------------------

                                                                      ----------
                                                                              15


--------------------------------------------------------------------------------


The factors considered include:



o the investment objective of each GE Strategy Fund and each of the GE Funds;



o input from GE Asset Management;



o economic and market forecasts;



o proprietary and third-party reports and analyses;



o the risk/return characteristics, relative performance, and volatility of underlying GE Funds; and


o the correlation and covariance among underlying GE Funds.


Based upon these determinations, the Investment Consultant and GE Asset Management make formal recommendations to the Board of Trustees regarding:



o any additions or deletions to the mix of underlying GE Funds;


o the allocation ranges for investing in equity versus income underlying GE Funds; and


o the allocation targets and ranges for investing in particular underlying GE Funds.



The Board of Trustees then determines what if any changes should be made. To assist the Board, the Investment Consultant and GE Asset Management provide such quantitative and qualitative reports as the Board deems appropriate.



As market prices of the underlying GE Funds' portfolio securities change, a Fund's actual allocations will vary somewhat from the targets although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. GE Asset Management will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the GE Strategy Funds and the underlying GE Funds.



On an ongoing basis, GE Asset Management monitors variances from the targets. When a GE Strategy Fund receives new investment proceeds or redemption requests, depending on the Fund's current cash reserves, GE Asset Management may determine to purchase additional shares or redeem shares of underlying GE Funds. In making those purchases or redemptions, GE Asset Management will attempt to re-balance the Fund's holdings of underlying GE Funds to bring them more closely in line with the Fund's investment targets. If GE Asset Management believes it is in the best interests of the Fund and its shareholders, it may limit the degree of re-balancing or avoid rebalancing altogether pending further analysis and more favorable market conditions.


More on Investment Strategies: the Underlying GE Funds


Because the GE Strategy Funds invest most of their assets in underlying GE Funds, their investment performance is directly related to the performance of those underlying GE Funds. This section describes the principal investment strategies and risks of the underlying GE Funds. The underlying GE Funds also may use certain investment strategies and techniques not described here. More information regarding the underlying GE Funds can be obtained by requesting the GE Funds' prospectus and statement of additional information.


--------------------------------------------------------------------------------

---------------------
16  GE Strategy Funds
    Prospectus
    More on
    Strategies and Risks


--------------------------------------------------------------------------------
GE U.S. Equity Fund

GE U.S. Equity Fund seeks long-term growth of capital. The fund invests primarily in equity securities of U.S. companies. The portfolio managers use a Multi-Style(Registered) investment strategy that combines growth and value investment management styles. As a result, the fund's portfolio has characteristics similar to the Standard & Poor's 500 Composite Stock Index, including capital appreciation and income potential. Stock selection is key to the performance of the fund.

Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as attractive valuations, financial strength and high quality management focused on generating shareholder value.

The fund also may invest to a lesser extent in foreign securities and debt securities. The fund generally intends to hold its investments for a long time, which may result in a relatively low portfolio turnover rate. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee that these techniques will work.

The principal risk associated with investing in the fund is stock market risk. To the extent that the portfolio managers invest in foreign securities or debt securities, the fund would be subject to foreign exposure risk or interest rate risk and credit risk.

GE Small-Cap Value Equity Fund


GE Small-Cap Value Equity Fund seeks long-term growth of capital. The fund invests primarily in equity securities of small-cap companies that the porfolio managers believe are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. The fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index. As of December 31, 1999, the market capitalization of companies in the index ranged from $10 million to $13.04 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves above or below the maximum or minimum capitalization of the index. Stock selection is key to the performance of the fund.


The portfolio managers seek to identify securities of companies with characteristics such as high quality management, attractive products or services, appropriate capital structure, strong competitive positions in their industries and management focused on generating shareholder value.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                              17


--------------------------------------------------------------------------------


The fund also may invest to a lesser extent in securities with capitalizations outside the fund's small cap range, debt securities and foreign securities. The fund generally intends to hold its investments for a long time, which may result in a relatively low portfolio turnover rate. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee that these techniques will work.


The principal risks associated with investing in the fund are stock market risk and style risk (value investing risk and small-cap company risk). To the extent that the portfolio managers invest in foreign securities or debt securities, the fund would be subject to foreign exposure risk or interest rate risk and credit risk.

GE International Equity Fund


GE International Equity Fund seeks long-term growth of capital. The fund invests primarily in equity securities of companies located in developed and developing countries other than the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. Under normal circumstances, the fund's assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the fund.


The portfolio managers seek to identify securities of growth companies with characteristics such as low prices relative to their long-term cash earnings potential, potential for significant improvement in the company's business, financial strength and sufficient liquidity.


The fund also may invest to a lesser extent in debt securities. The fund also may invest in securities of companies located in the United States. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee that these techniques will work.



The principal risks associated with investing in the fund are stock market risk, foreign exposure risk, style risk (growth investing risk) and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the fund would be subject to interest rate risk and credit risk.


--------------------------------------------------------------------------------

---------------------
18  GE Strategy Funds
    Prospectus
    More on
    Strategies and Risks


--------------------------------------------------------------------------------
GE Emerging Markets Fund


GE Emerging Markets Fund seeks long-term growth of capital. The fund invests primarily in equity securities of issuers located in emerging markets. The portfolio managers focus on companies that are expected to grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. Under normal circumstances, the fund's assets are invested in foreign securities of companies representing at least three different countries. The portfolio managers consider which emerging market countries in which to invest based on certain factors, including investment restrictions, tax barriers, local market cycles, economic outlook for growth, currency exchange rates and the political environment. The portfolio managers consider the following factors in determining whether an issuer is located in an emerging market country: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues and profits.


An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index.

The portfolio managers seek to identify securities of growth companies with characteristics such as low prices relative to their long-term cash earnings potential, potential for significant improvement in the company's business, financial strength and sufficient liquidity.


The fund also may invest to a lesser extent in securities of companies located in countries other than emerging market countries (including the United States) and debt securities. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee these techniques will work.



The principal risks associated with investing in the fund are stock market risk, foreign exposure risk, emerging markets risk and style risk (growth investing risk and small-cap company risk). To the extent the portfolio managers invest in debt securities, the fund would be subject to interest rate risk and credit risk.


GE Fixed Income Fund

GE Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital. The fund invests primarily in a variety of investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The fund normally has a weighted average maturity of approximately five to ten years.

The portfolio managers seek to identify debt securities with characteristics such as: attractive yields and prices, the potential for capital appreciation and reasonable credit quality.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                              19


--------------------------------------------------------------------------------

The fund also may invest to a lesser extent in asset-backed securities and foreign securities. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee that these techniques will work.

The fund's investment strategy may result in a high portfolio turnover rate, which may cause the fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the fund.


The principal risks associated with investing in the fund are interest rate risk, credit risk and prepayment risk. To the extent that the portfolio managers invest in foreign securities, the fund would be subject to foreign exposure risk. Certain portfolio securities are derivative securities that carry derivative securities risk.


GE High Yield Fund


GE High Yield Fund seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk. The fund invests primarily in high yield securities (including bonds rated below investment grade, sometimes called "junk bonds"). The portfolio managers will not sell a particular security solely because it is no longer classified as high yield. The fund may also invest in U.S. Government securities, mortgage-backed securities, investment grade debt securities, municipal obligations, agency securities, and short-term fixed income securities, such as certificates of deposit, Treasury bills and commercial paper. The fund expects to achieve its objective by earning a high rate of current income, although the fund may seek capital growth opportunities when consistent with its objective. The fund's weighted average maturity will ordinarily be greater than five years.


The portfolio managers use equity and fixed income valuation techniques, analyses of economic and industry trends and maturity and duration management to determine the portfolio's structure. Individual securities are selected and monitored by fixed income portfolio managers who specialize in corporate bonds and use in-depth financial analysis to uncover opportunities in undervalued issues.


The fund also may invest to a lesser extent in foreign debt securities, including high yield securities of foreign issuers. The fund also may use derivative securities to pursue its portfolio strategy. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee that these techniques will work.



The principal risk associated with investing in this fund is high yield securities risk. The fund also is subject to interest rate risk, credit risk, prepayment risk and style risk (high yield value investing risk). To the extent that the fund invests in foreign securities and derivative securities, the fund would be subject to foreign exposure risk, emerging markets risk and derivative securities risk.


--------------------------------------------------------------------------------

---------------------
20  GE Strategy Funds
    Prospectus
    More on
    Strategies and Risks


--------------------------------------------------------------------------------
More on Investment Strategies: Holding Cash


Although each GE Strategy Fund invests most of its assets in underlying GE Funds, each Fund holds a small portion of its assets in cash or cash equivalents. Under normal circumstances, a Fund will hold cash and/or money market instruments (i) pending investment, (ii) for cash management purposes,
(iii) to meet operating expenses, and (iv) to promote stability in trading by reducing the frequency of relatively small transactions. A Fund may invest in money market instruments directly or indirectly by investing in the GEI Short-Term Investment Fund (the "Investment Fund"). The Investment Fund is advised by GE Asset Management, which charges no advisory fee to the Investment Fund.


More on Risks


Like all mutual funds, investing in the GE Strategy Funds involves risk factors and special considerations. A Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a GE Strategy Fund or an underlying GE Fund will achieve its investment objective.


One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environments. So, diversifying your investments among different asset classes can help you manage risk and achieve the results you need to comfortably reach your financial goals. Although each GE Strategy Fund provides a diversified investment option with a conservative, moderate, or aggressive approach, investing in a Fund may not provide a complete investment program for all investors.


Because the GE Strategy Funds invest most of their assets in underlying GE Funds, they will be exposed to the risks associated with the securities in which those underlying GE Funds invest. The principal risks associated with investing in the GE Strategy Funds are summarized below. For more information about these and other risks, please see the SAI.



Allocation Risk: The ability of each GE Strategy Fund to achieve its investment objective depends in part on the ability of GE Asset Management and the Investment Consultant to allocate effectively the Fund's assets among the underlying GE Funds. There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective.


Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore lower credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.


Derivative Securities Risk: A fund's use of various investment techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values may involve derivative securities and contracts. Derivative securities and contracts (securities and contracts whose values are based on other securities, currencies


--------------------------------------------------------------------------------

                                                                      ----------
                                                                              21


--------------------------------------------------------------------------------


or indices) include option contracts (on stocks, indices, currencies, futures contracts and bonds), forward currency exchange contracts, futures contracts, swaps, and structured securities. Derivative securities and contracts may be used as direct investment or as a hedge for a fund's portfolio or a portion of a portfolio. Hedging involves using a security or contract to offset investment risk. Hedging may include reducing the risk of a position held in a portfolio. Hedging and other investment techniques also may be used to increase a fund's exposure to a particular investment strategy. If the portfolio manager's judgement of market conditions proves incorrect or the strategy does not correlate well with a fund's investments, the use of derivatives could result in a loss regardless of whether the intent was to reduce risk or increase return and may increase a fund's volatility. In addition, in the event that non-exchange traded derivatives are used, those derivatives could result in a loss if the counterparty to the transaction does not perform as promised. A fund is not obligated to pursue any hedging strategy. In addition, hedging techniques may not be available, may be too costly to be used effectively or may be unable to be used for other reasons. These investments may be considered speculative.


Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect a fund's performance. The values of foreign investments may be affected by changes in currency rates or exchange control regulations. Less information may be available about foreign issuers. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies. There may be difficulties enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the United States. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. Changes in economic, tax, foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a fund's foreign investments.


High Yield Securities Risk: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated secu rities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a fund's ability to obtain accurate market quotations when valuing the portfolio securities and calculating a fund's net asset value. In addition, a fund may incur additional expenses if a holding defaults and a fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market the fund would have to replace the secu-


--------------------------------------------------------------------------------

---------------------
22  GE Strategy Funds
    Prospectus
    More on
    Strategies and Risks


--------------------------------------------------------------------------------

rity with a lower yielding security resulting in a decreased return for investors.


Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. Generally, the longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.


Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

Stock Market Risk: A fund's share price will move up and down in reaction to stock market movements. Stock prices change daily in response to company activity and general economic and market conditions. A fund's investments in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of equity securities may decline. Also, equity securities are subject to the risk that a particular issuer's securities may decline in value, even during periods when equity securities in general are rising. Additional stock market risks may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see foreign exposure risk.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may underperform other funds that employ a different style. A fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large or small company securities.

o Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.


o High Yield Value Investing Risk: The GE High Yield Fund, one of the underlying GE Funds, uses value-based criteria to select securities. Such securities may not realize their perceived value for extended periods of time or may never realize their perceived value.


o Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly.

o Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds will typically underperform when growth investing is in favor.


Underlying Performance Risk: Because each GE Strategy Fund invests most of its assets in underlying GE Funds, each GE Strategy Fund's investment performance is directly related to the performance of those underlying GE Funds. The performance of those underlying GE Funds, in turn, depends upon the performance of the securities in which they invest.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                              23


--------------------------------------------------------------------------------
Other Risk Considerations

Conflicts of Interest Risk: The Investment Adviser serves as investment manager to the GE Strategy Funds and the underlying GE Funds. Similarly, GE Strategy Funds and the underlying GE Funds have a common Board of Trustees. The interests of a GE Strategy Fund on the one hand, and an underlying GE Fund on the other, will not always be the same. Therefore, conflicts may arise as the Investment Adviser and the Board of Trustees fulfill their fiduciary duties to the GE Strategy Funds and the underlying GE Funds.


EURO Risk: The introduction of the EURO, a new common currency in Europe, may result in uncertainties for European companies and markets. Individual issuers may suffer increased costs and decreased earnings. Market disruptions may occur that adversely affect the value of European securities and currencies.



Non-Diversified Investment Company Risk: Because each GE Strategy Fund invests most of its assets in a limited variety of securities--shares of the underlying GE Funds--each GE Strategy Fund is considered a "non-diversified" investment company within the meaning of federal securities laws. Being non-diversified sometimes creates the risk that a fund's return will be heavily dependent upon the performance of a relatively small number of investments. Because each underlying GE Fund is diversified, such risk is mitigated for the GE Strategy Funds.


Underlying Expense Risk: Investors may invest directly in the GE Funds rather than indirectly through a GE Strategy Fund. By investing in a GE Strategy Fund, investors bear their proportionate share of the expenses of that Fund, as well as similar expenses of the underlying GE Funds.


Y2K Risk: The inability of computer systems worldwide to process correctly date-related information from before, on, and after January 1, 2000 could cause difficulties for systems' users (the "Year 2000 Issue"). The impact of failures by companies, markets, or governments of countries in which the GE Strategy Funds or the underlying GE Funds invest to address effectively the Year 2000 Issue may be felt well after January 1, 2000 and may negatively impact a fund's performance. In addition, a fund could be adversely affected if the computer systems used by its investment adviser or external service providers do not correctly process such date-related information.


--------------------------------------------------------------------------------

-------------------------------------------------
24  GE Strategy Funds               How the Funds
    Prospectus                      Are Managed


--------------------------------------------------------------------------------
About the Investment Adviser
and Administrator


GE Asset Management Incorporated ("GE Asset Management" or the "Investment Adviser"), located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of each Fund. GE Asset Management is a registered investment adviser and a wholly-owned subsidiary of General Electric Company (GE). GE Asset Management's principal officers, directors and portfolio managers hold similar positions with General Electric Investment Corporation (GEIC), also a wholly-owned subsidiary of GE. As of December 31, 1999, GE's investment advisory firms oversaw $115.8 billion of assets and managed individual and institutional assets of $91.7 billion, of which more than $18.2 billion was invested in mutual funds.


For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds--to be followed years later by the GE Savings and Security Program Funds. The success of these funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.


GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.



Each Fund pays GE Asset Management an investment management fee for advisory and administrative services. Out of this management fee, GE Asset Management is responsible for paying the Funds' custodial fees, legal and accounting costs, printing costs, shareholder communication costs, registration fees, the costs of regulatory compliance and certain related expenses. The investment management fee is accrued daily and paid monthly up to the following maximum rates:


GE Conservative Strategy Fund 0.20%
GE Moderate Strategy Fund     0.20%
GE Aggressive Strategy Fund   0.20%

About the Portfolio Manager


Eugene Bolton is the portfolio manager of the GE Strategy Funds and is a Director and Executive Vice President of GE Asset Management. Mr. Bolton manages the overall U.S. equity investments for GE Asset Management and leads a team of portfolio managers for the U.S. Equity Fund, one of the underlying GE Funds. Mr. Bolton has served in this capacity since the Funds' commencement. He joined GE Asset Management in 1984 as Chief Financial Officer and has been a portfolio manager since 1986.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                              25


--------------------------------------------------------------------------------
About the Investment Consultant


GE Strategy Funds and GE Asset Management have entered into an Investment Consulting Agreement with DiMeo, Schneider & Associates, L.L.C., 211 West Wacker Drive, Suite 500, Chicago, IL 60657 (the "Investment Consultant"). Founded on May 1, 1995, the Investment Consultant is a mid-sized investment management consulting firm providing services such as asset allocation analysis and performance evaluation. Its seven founding members previously worked as a team at Kidder, Peabody & Co., Inc. in Chicago. Pursuant to the Agreement, the Investment Consultant provides certain services to GE Asset Management and the Funds' Board of Trustees to assist each Fund in allocating its assets in accordance with its investment objective.



The Investment Consultant, in conjunction with GE Asset Management, recommends to the Board of Trustees:



o changes to the mix of underlying GE Funds in which the GE Strategy Funds should invest; and


o changes to the asset allocation ranges and targets.

In addition, the Investment Consultant provides certain other services including:

o performing comprehensive analyses of the underlying GE Funds involving both quantitative and qualitative research including comparisons of performance relative to appropriate indices and peer groups and style analysis to determine consistency and adherence to stated investment objectives;

o monitoring the performance, risk and style consistency of each GE Strategy
Fund;


o reviewing and analyzing the asset allocation targets and ranges among the underlying GE Funds; and



o providing quantitative and qualitative reports and analyses that are requested periodically by the Board of Trustees or GE Asset Management.



In exchange for these services, the Investment Consultant receives an investment-consulting fee that is paid directly by GE Asset Management out of its investment management fee. No additional cost is borne by the GE Strategy Funds.


About the Board of Trustees

The Board of Trustees of the GE Strategy Funds have overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to its investment adviser. Still, the Board of Trustees is responsible for approving:


o proposed additions or deletions to the mix of underlying GE Funds;



o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds; and



o proposed changes to the allocation targets and ranges among the underlying GE Funds.


--------------------------------------------------------------------------------

-------------------------------------------------
26  GE Strategy Funds               How to Invest
    Prospectus


--------------------------------------------------------------------------------

Who May Invest


The GE Strategy Funds are offered to retirement plans, including defined contribution plans that:


O are determined not to be affiliated plans with respect to GE Asset Management, and



O seek services in connection with their investments in the Funds that are provided or paid by GE Asset Management or its affiliates, in addition to investment advisory services.



Other retirement plan investors (those that are affiliated plans or do not seek additional services) should consider investing in the GE Allocation Funds, which are offered by a separate prospectus.


Defined Contribution Plan Participants

Plan participants should consult the Summary Plan Description and other materials describing their plan for information about how to invest in the GE Strategy Funds.

--------------------------------------------------------------------------------

                              --------------------------------------------------
                              Dividends,                   GE Strategy Funds  27
                              Capital Gains                Propectus
                              and Other Tax
                              Information


--------------------------------------------------------------------------------
Distributions

Each Fund intends to distribute substantially all of its net investment income and substantially all of its net realized gains annually. All income dividends and capital gains distributions made by a Fund to a retirement plan, such as a defined contribution plan, are reinvested in shares of the Fund at the Fund's net asset value.

Taxes

The following tax discussion is a general tax discussion and does discuss the tax consequences specific to retirement plans, such as defined contribution plans. For information concerning the federal tax consequences to retirement plan investors, please consult your plan summary and other documents describing your plan.

Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.

Except for investments in tax-deferred accounts, you generally will owe taxes on amounts distributed to you. Dividends from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gain dividends are taxed at the long-term capital gains rate. Distributions will be taxed in the same manner whether they are received in cash or reinvested.

In addition, if you sell or redeem Fund shares, you generally will realize a capital gain or loss, which will be long-term or short-term, depending upon how long you held those shares. If you exchange shares in one Fund for shares in another, the exchange will be treated as a sale and purchase of shares for tax purposes.

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

--------------------------------------------------------------------------------
Backup Withholding

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 31% of Fund distributions and redemption proceeds.

--------------------------------------------------------------------------------

-----------------------------------------------
28  GE Strategy Funds               Calculating
    Prospectus                      Share Value


--------------------------------------------------------------------------------

Fund shares are sold at their net asset value (NAV). The NAV of each share is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading.

The NAV per share for a Fund is calculated by adding the value of the Fund's investments, cash and other assets; subtracting the Fund's liabilities from that sum; and then dividing the difference by the number of that Fund's outstanding shares.

The assets of each Fund consist primarily of underlying GE Fund shares, which are valued at their respective net asset values as of the time of computation. Redemptions in kind will be valued on the effective date at the net asset value of the underlying GE Funds. In general, the underlying GE Funds value their portfolio securities at market value or, in the absence of market value, at fair value as determined by or under the direction of the underlying GE Funds' Board of Trustees.

Any short-term investments of the Funds that mature in 60 days or less will be valued on the basis of amortized cost when the GE Strategy Funds' Board of Trustees determines that amortized cost is fair value. Amortized cost involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment.

--------------------------------------------------------------------------------

                      [This page intentionally left blank.]

--------------------------------------------------------------------------------

----------------------------------------------

30  GE Strategy Funds               Financial
    Prospectus                      Highlights



--------------------------------------------------------------------------------


The financial highlights table that follows is intended to help you understand a Fund's financial performance for the fiscal years ended September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                              31


--------------------------------------------------------------------------------


                                                          GE Conservative         GE Moderate               GE Aggressive
                                                          Strategy Fund           Strategy Fund             Strategy Fund
                                                          --------------------    ---------------------     --------------------

                                                          9/30/99   9/30/98(a)    9/30/99    9/30/98(a)     9/30/99   9/30/98(a)
--------------------------------------------------------------------------------------------------------------------------------
Inception date                                                --     1/5/98            --      1/5/98           --      1/5/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.32     $10.00        $10.22      $10.00       $10.15      $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations
   Net Investment Income                                    0.27       0.31          0.22        0.61         0.18        0.34
--------------------------------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Securities (both realized
     and unrealized)                                        0.78       0.01(b)       1.36       (0.39)        1.87       (0.19)(b)
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations              1.05       0.32          1.58        0.22         2.05        0.15
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------------
   Dividends (from net investment income)                   0.36       0.00          0.40        0.00         0.31        0.00
--------------------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                       0.22       0.00          0.37        0.00         0.29        0.00
--------------------------------------------------------------------------------------------------------------------------------
   Returns of Capital                                       0.00       0.00          0.00        0.00         0.00        0.00
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         0.58       0.00          0.77        0.00         0.60        0.00
--------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                            $10.79     $10.32        $11.03      $10.22       $11.60      $10.15
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                               10.44%      3.20%(c)     16.02%       2.20%(c)    20.86%       1.50%(c)
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)               $2,058       $979       $32,319     $25,148       $5,100      $2,939
--------------------------------------------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets*             0.20%      0.20%         0.20%       0.20%        0.20%       0.20%
--------------------------------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average
     Net Assets*                                            3.39%      5.85%         2.83%       7.39%        2.07%       5.79%
--------------------------------------------------------------------------------------------------------------------------------
   Ratio of Gross Expenses to Average Net Assets*           0.79%      5.65%         0.24%       0.33%        0.41%       1.80%
--------------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                    71%        67%           41%         22%          27%         28%
--------------------------------------------------------------------------------------------------------------------------------



Notes to Financial Highlights



(a) Information is for the period January 5, 1998, inception of investment operations, through September 30, 1998.


(b) As a result of the timing of purchases and sales of fund shares, purchase amounts do not accord with aggressive amounts appearing in the Statement of Operations.


(c) Total returns are historical and assume changes in share price, reinvestment for dividends and capital gains, and assume no sales charge. Had the Adviser not absorbed a portion of expenses of the funds and of the underlying GE Funds, total returns would have been lower. Total returns are not annualized.



*     Annualized for periods less than one year.


--------------------------------------------------------------------------------

                      [This page intentionally left blank.]

--------------------------------------------------------------------------------

                      [This page intentionally left blank.]

--------------------------------------------------------------------------------

GE Strategy Funds
Prospectus


--------------------------------------------------------------------------------

If you wish to          You will find additional information about the GE
know more               LifeStyle Funds in the following documents:


                        Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds' actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds' last fiscal year.


                        Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of this Prospectus).



                        You may visit the SEC's Internet Website
                        (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about GE LifeStyle Funds. Also, you may obtain copies of this information, upon paying a duplication fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or in writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.


--------------------------------------------------------------------------------

GE LifeStyle            You may obtain a free copy of the SAI or the Funds'
Funds                   annual/semiannual report and make shareholder inquiries
                        by contacting:



                        GE Investment Distributors, Inc.
                        P.O. Box 7900
                        3003 Summer Street
                        Stamford, CT  06904



                        Telephone 1-800-242-0134



                        Website http://www.ge.com/mutualfunds


--------------------------------------------------------------------------------

Investment              GE Asset Management Incorporated
Adviser                 P.O. Box 7900
                        3003 Summer Street
                        Stamford, CT 06904


--------------------------------------------------------------------------------
Transfer Agent          State Street Bank and Trust Company
and Custodian           225 Franklin Street
                        Boston, MA  02101

--------------------------------------------------------------------------------
Distributor             GE Investment Distributors, Inc.
                        777 Long Ridge Road, Building B
                        Stamford, CT 06927



                 Investment Company Act file number: 811-07701
--------------------------------------------------------------------------------


RS - LS - 1

                               [GRAPHIC OMITTED]

Prospectus
                                                                    ------------
                                                                    GE LifeStyle
                                                                    Funds

January 28, 2000

--------------------------------------------------------------------------------

GE Allocation Funds

GE Conservative Allocation Fund
GE Moderate Allocation Fund
GE Aggressive Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Like all mutual funds, the GE Allocation Funds' shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------

[GE LOGO]
-----------------
We bring good things to life.

--------------------------------------------------------------------------------

                                            ------------------------------------
                                            Contents

--------------------------------------------------------------------------------
GE Allocation Funds
Prospectus

                                             GE Allocation Funds               2
                                             -----------------------------------
                                             GE Conservative Allocation Fund   4
                                             -----------------------------------
                                             GE Moderate Allocation Fund       6
                                             -----------------------------------
                                             GE Aggressive Allocation Fund     8
                                             -----------------------------------

                                             Fund Expenses                    10
                                             -----------------------------------

                                             More on Strategies and Risks     12
                                             -----------------------------------
                                             Important Definitions            12
                                             -----------------------------------

                                             More on Investment Strategies    14
                                             -----------------------------------

                                             More on Risks                    20
                                             -----------------------------------

                                             Other Risk Considerations        23
                                             -----------------------------------



                                             How the Funds Are Managed        24
                                             -----------------------------------


                                             About the Investment Adviser
                                               and Administrator              24
                                             -----------------------------------


                                             About the Portfolio Manager      24
                                             -----------------------------------


                                             About the Investment Consultant  25
                                             -----------------------------------


                                             About the Board of Trustees      25
                                             -----------------------------------



                                             How to Invest                    26
                                             -----------------------------------


                                             Who May Invest                   26
                                             -----------------------------------


                                             Defined Contribution
                                               Plan Participants              26
                                             -----------------------------------



                                             Dividends, Capital Gains and
                                               Other Tax Information          27
                                             -----------------------------------



                                             Calculating Share Value          28
                                             -----------------------------------



                                             Financial Highlights             30
                                             -----------------------------------



Additional information regarding the GE LifeStyle Allocation Funds (the "GE Allocation Funds" or the "Funds") is contained in the Statement of Additional Information dated January 28, 2000 ("SAI"), which is incorporated by reference into (legally forms a part of) this Prospectus.

-------------------------------------------------
2  GE Allocation Funds              GE Allocation
   Prospectus                       Funds


--------------------------------------------------------------------------------

An investment in a GE Allocation Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a GE Allocation Fund is subject to risk, including possible loss of principal invested.


Who May Want To Invest in a GE Allocation Fund?



The GE Allocation Funds may be appropriate for your investment portfolio if you:


o prefer simplified investment decision making

o prefer to have your asset allocation decisions made by professional money managers

o want a single diversified investment that is re-balanced periodically

--------------------------------------------------------------------------------
Introduction to the Asset Allocation Process


The GE Allocation Funds are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective which is consistent with the length of time until their need for funds and their risk tolerance. Depending on the Fund you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


GE Conservative Allocation Fund is designed for investors with shorter investment time horizons and lower risk tolerances; GE Moderate Allocation Fund is designed for investors with intermediate investment time horizons and moderate-to-high risk tolerances; and GE Aggressive Allocation Fund is designed for investors with longer investment time horizons and high risk tolerances.


The GE Allocation Funds invest primarily in a combination of certain GE Funds (the "underlying GE Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Each underlying GE Fund represents an investment category, such as U.S. equity or fixed-income securities. Although an investor may achieve the same level of diversification by investing directly in a variety of GE Funds, each GE Allocation Fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                               3


--------------------------------------------------------------------------------

Each GE Allocation Fund seeks to achieve its investment objective by allocating its assets strategically among the equity and income funds selected from the underlying GE Funds. The main differences among the GE Allocation Funds are the percentages of their assets allocated to each of the underlying GE Funds (and therefore the percentages allocated to equity versus income funds).


Currently, the group of underlying GE Funds is comprised of the following:



o GE U.S. Equity Fund



o GE Small-Cap Value Equity Fund



o GE International Equity Fund



o GE Emerging Markets Fund



o GE Fixed Income Fund



o GE High Yield Fund



The group of underlying GE Funds and the allocations among those funds may be changed from time to time without shareholder approval. Any such changes will be reflected immediately in the current Prospectus; however, it may take some time to execute those changes. The Investment Adviser will re-allocate the investments of the GE Allocation Funds over a reasonable period of time while seeking to minimize disruptive effects and adverse costs to the GE Allocation Funds and the underlying GE Funds.


Although each GE Allocation Fund is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each GE Allocation Fund invests in a combination of equity and income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Funds in the context of your personal financial situation, investment goals and other investments.


GE LifeStyle Funds is comprised of six separate series (or individual funds). The GE Allocation Funds, which constitute three of those series, are offered by this Prospectus. The GE Allocation Funds invest in Class Y shares of the underlying GE Funds. The GE Strategy Funds, which constitute the remaining three series, are offered by a separate prospectus. The GE Strategy Funds invest in Class A shares of the underlying GE Funds.


--------------------------------------------------------------------------------

----------------------
4  GE Allocation Funds
   Prospectus

--------------------------------------------------------------------------------
GE Conservative Allocation Fund

----------------------

Investment Objective: Income and long-term growth of capital.


The Strategy


GE Conservative Allocation Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds. The Fund is designed for investors with shorter investment time horizons and lower risk tolerances.



The table below shows the Fund's current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.


The Risks


The principal risks of investing in the Fund are allocation risk, credit risk, derivative securities risk, foreign exposure risk, interest rate risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk and small-cap company risk), and underlying performance risk.



If you would like additional information regarding this Fund's investment strategies and risks or the underlying GE Funds' investment strategies and risks, including descriptions of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------
Investment Allocations

                                                 Target                    Range
                                           ------------             ------------


U.S. Equity Fund                                    28%                23% - 33%

--------------------------------------------------------------------------------

Small-Cap Value Equity Fund                          5%                  2% - 8%

--------------------------------------------------------------------------------

International Equity Fund                           12%                 7% - 17%

--------------------------------------------------------------------------------
Emerging Markets Fund                                0%                       0%
--------------------------------------------------------------------------------

Fixed Income Fund                                   53%                48% - 58%

--------------------------------------------------------------------------------
High Yield Fund                                      0%                       0%
--------------------------------------------------------------------------------

Cash*                                                2%                  0% - 4%

--------------------------------------------------------------------------------

* For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                               5


--------------------------------------------------------------------------------
Fund Performance


The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to common measures of performance.



The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 7.13% for the quarter-ended December 31, 1999. The lowest return for a quarter was -1.15 % for the quarter-ended September 30, 1999.



The table opposite illustrates how the Fund's average annual returns for the 1999 calendar period compare to the returns of several securities market indices. The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.


--------------------------------------------------------------------------------
Calendar Year Total Returns

                                  [BAR CHART]

1999                10%

--------------------------------------------------------------------------------
Average Annual Total Return

(as of December 31, 1999)

                                                                         1 Year*
                                                                         -------

GE Conservative
Allocation Fund                                                           10.03%



S&P 500 Index                                                             21.07%



LB Aggregate Bond Index                                                   -0.83%



Composite Index**                                                          9.53%



Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. As with all mutual funds, past performance is not an indication of future performance.


* Inception date (commencement of investment operations) is December 31, 1998.


** The Composite Index is derived by applying each underlying GE Fund's target allocations to the results of the benchmark index for each of those underlying GE Funds.


All mutual funds use a standard formula to calculate the total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

----------------------
6  GE Allocation Funds
   Prospectus


--------------------------------------------------------------------------------
GE Moderate Allocation Fund

----------------------

Investment Objective: Long-term growth of capital with a moderate level of current income.


The Strategy


GE Moderate Allocation Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds. The Fund is designed for investors with intermediate investment time horizons and moderate-to-high risk tolerances.



The table below shows the Fund's current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.


The Risks


The principal risks of investing in the Fund are allocation risk, credit risk, foreign exposure risk, high yield securities risk, interest rate risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk and small-cap company risk), and underlying performance risk.



If you would like additional information regarding this Fund's investment strategies and risks or the underlying GE Funds' investment strategies and risks, including descriptions of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------
Investment Allocations

                                                 Target                    Range
                                           ------------             ------------


U.S. Equity Fund                                    34%                29% - 39%

--------------------------------------------------------------------------------

Small-Cap Value Equity Fund                         12%                 7% - 17%

--------------------------------------------------------------------------------

International Equity Fund                           16%                11% - 21%

--------------------------------------------------------------------------------

Emerging Markets Fund                                3%                  1% - 5%

--------------------------------------------------------------------------------

Fixed Income Fund                                   28%                23% - 33%

--------------------------------------------------------------------------------

High Yield Fund                                      5%                  2% - 8%

--------------------------------------------------------------------------------

Cash*                                                2%                  0% - 4%

--------------------------------------------------------------------------------


* For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                               7


--------------------------------------------------------------------------------
Fund Performance


The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to common measures of performance.



The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 10.45% for the quarter-ended December 31, 1999. The lowest return for a quarter was -1.98% for the quarter-ended September 30, 1999.



The table opposite illustrates how the Fund's average annual returns for the 1999 calendar period compare to the returns of several securities market indices. The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.


--------------------------------------------------------------------------------
Calendar Year Total Returns

                                  [BAR CHART]

1999                15%


--------------------------------------------------------------------------------
Average Annual Total Return

(as of December 31, 1999)


                                                                         1 Year*
                                                                         -------


GE Moderate
Allocation Fund                                                           14.76%



S&P 500 Index                                                             21.07%



LB Aggregate Bond Index                                                   -0.83%



Composite Index**                                                         15.55%



Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. As with all mutual funds, past performance is not an indication of future performance.



* Inception date (commencement of investment operations) is December 31, 1998.



** The Composite Index is derived by applying each underlying GE Fund's target allocations to the results of the benchmark index for each of those underlying GE Funds.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

----------------------
8  GE Allocation Funds
   Prospectus

--------------------------------------------------------------------------------
GE Aggressive Allocation Fund

----------------------

Investment Objective: Capital appreciation.


The Strategy


GE Aggressive Allocation Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds. The Fund is designed for investors with longer investment time horizons and high risk tolerances.



The table below shows the Fund's current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.


The Risks


The principal risks of investing in the Fund are allocation risk, credit risk, emerging markets risk, high yield securities risk, interest rate risk, foreign exposure risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk, and small-cap company risk), and underlying performance risk.



If you would like additional information regarding this Fund's investment strategies and risks or the underlying GE Funds' investment strategies and risks, including descriptions of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------
Investment Allocations

                                                 Target                    Range
                                           ------------             ------------


U.S. Equity Fund                                    38%                33% - 43%

--------------------------------------------------------------------------------

Small-Cap Value Equity Fund                         20%                15% - 25%

--------------------------------------------------------------------------------

International Equity Fund                           19%                14% - 24%

--------------------------------------------------------------------------------

Emerging Markets Fund                                5%                  2% - 8%

--------------------------------------------------------------------------------

Fixed Income Fund                                    9%                 6% - 12%

--------------------------------------------------------------------------------

High Yield Fund                                      7%                 3% - 10%

--------------------------------------------------------------------------------

Cash*                                                2%                  0% - 4%

--------------------------------------------------------------------------------


* For an explanation of the Fund's holdings of cash and cash equivalents, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                               9


--------------------------------------------------------------------------------
Fund Performance


The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to common measures of performance.



The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 13.84% for the quarter-ended December 31, 1999. The lowest return for a quarter was -2.85 % for the quarter-ended September 30, 1999.



The table opposite illustrates how the Fund's average annual returns for the 1999 calendar period compare to the returns of several securities market indices. The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.


--------------------------------------------------------------------------------
Calendar Year Total Returns

                                  [BAR CHART]

1999                20%

--------------------------------------------------------------------------------
Average Annual Total Return

(as of December 31, 1999)


                                                                         1 Year*
                                                                         -------


GE Aggressive
Allocation Fund                                                           20.22%



S&P 500 Index                                                             21.07%



LB Aggregate Bond Index                                                   -0.83%



Composite Index**                                                         20.54%



Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. As with all mutual funds, past performance is not an indication of future performance.


* Inception date (commencement of investment operations) is December 31, 1998.


** The Composite Index is derived by applying each underlying GE Fund's target allocations to the results of the benchmark index for each of those underlying GE Funds.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

---------------------------------------------
10  GE Allocation Funds              Fund
    Prospectus                       Expenses

--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees, if any, are paid directly from your account and are not reflected in the share price. Annual fund operating expenses come out of a Fund's assets and are reflected in the Fund's share price and dividends. The figures below show actual expenses during the fiscal period ended September 30, 1999.

--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from your investment, not reflected in share price)


                                                                             GE Conservative        GE Moderate       GE Aggressive
                                                                             Allocation Fund    Allocation Fund     Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
of Shares (as a percentage of offering price)                                           None               None                None
-----------------------------------------------------------------------------------------------------------------------------------

Maximum Contingent Deferred Sales Charge (Load)
(as a percentage of redemption proceeds)                                                None               None                None
-----------------------------------------------------------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(as a percentage of offering price)                                                     None               None                None
-----------------------------------------------------------------------------------------------------------------------------------

Redemption Fee                                                                          None               None                None
-----------------------------------------------------------------------------------------------------------------------------------

Exchange Fee                                                                            None               None                None
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Annual Fund Operating Expenses
(as a percentage of average net assets)



                                                                             GE Conservative        GE Moderate       GE Aggressive
                                                                             Allocation Fund    Allocation Fund     Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees*                                                                       0.20%              0.20%               0.20%
-----------------------------------------------------------------------------------------------------------------------------------

Distribution and Services (12b-1) Fees                                                  None               None                None
-----------------------------------------------------------------------------------------------------------------------------------

Underlying GE Fund Expenses**                                                          0.67%              0.78%               0.88%
-----------------------------------------------------------------------------------------------------------------------------------

Other Expenses***                                                                      2.27%              0.25%               0.41%
-----------------------------------------------------------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                                   3.14%              1.23%               1.49%
-----------------------------------------------------------------------------------------------------------------------------------

Waiver and/or Reimbursement                                                            2.31%              0.32%               0.51%
-----------------------------------------------------------------------------------------------------------------------------------

Net Annual Fund Operating Expenses****                                                 0.83%              0.91%               0.98%
-----------------------------------------------------------------------------------------------------------------------------------


* The nature of the services provided to, and the advisory and administration fees paid by, each Fund are further described under "How the Funds are Managed - About the Investment Adviser and Administrator."

** The "Underlying GE Fund Expenses" figures for each GE Allocation Fund are based upon its target allocations to the underlying GE Funds and upon the total operating expenses of those underlying GE Funds without taking into consideration the current contractual fee waivers or expense limitations for the underlying GE Funds.


*** "Other expenses" includes fees beyond those borne by GE Asset Management pursuant to each Fund's Investment Advisory and Administration Agreement. These other expenses, which are not included in the management fees, include: fees and expenses of the Funds' independent trustees, brokerage fees and commissions, transfer agency fees, interest, taxes, and extraordinary expenses.



**** The fee table reflects contractual arrangements with GE Asset Management and the GE Allocation Funds and/or the underlying GE Funds to limit "Other Expenses" on an annualized basis through January 28, 2001.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                              11


--------------------------------------------------------------------------------
The Impact of Fund Expenses

The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same.

--------------------------------------------------------------------------------
Example
                                                     You would pay the following
                                               expenses on a $10,000 investment,
                                                            assuming redemption:

                                          1 Year   3 Years   5 Years    10 Years

--------------------------------------------------------------------------------

GE Conservative Allocation Fund              $85      $751    $1,442      $3,285

--------------------------------------------------------------------------------

GE Moderate Allocation Fund                  $93      $359      $645      $1,460

--------------------------------------------------------------------------------

GE Aggressive Allocation Fund               $100      $420      $763      $1.733

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------
12  GE Allocation Funds           More on
    Prospectus                    Strategies
                                  and Risks

--------------------------------------------------------------------------------
Important Definitions


This section defines important terms that may be unfamiliar to an investor reading about the GE Allocation Funds.



Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card receivables or auto loans.


Certificates of deposit include short-term debt securities issued by banks.


Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.


Corporate bonds are debt securities issued by companies.


Correlation and covariance are statistical measures used to help analyze the way that two or more things, such as the annual returns of two mutual funds, relate to each other over time.



Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.



Defined contribution plans are retirement plans which provide for an individual account for each participant and for benefits based solely on the amount contributed to the participant's account and any income, expenses, gains and losses, and any forfeitures of accounts of other participants which may be allocated to the participant's account. Defined contribution plans include profit-sharing plans, 401(k) plans and certain kinds of tax deferred compensation plans of governmental and tax exempt entities (which meet certain requirements of the Internal Revenue Code of 1986, as amended).



Derivative securities are securities whose values are based on other securities, currencies or indices, and include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities, certain mortgage-backed securities, like collateralized mortgage obligations (CMOs), and structured securities.



Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the bond's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.



Equity funds invest primarily in equity securities.


Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.


Foreign debt securities are debt securities issued by foreign corporations and governments. They may include Eurodollar bonds, which are dollar-denominated securities issued outside the United States by foreign corporations and financial institutions or by foreign branches of U.S. corporations and financial institutions; Yankee bonds, which are dollar-denominated securities issued by foreign issuers in the United States; and securities denominated in currencies other than U.S. dollars.



Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.



--------------------------------------------------------------------------------

                                                                      ----------
                                                                              13


--------------------------------------------------------------------------------

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.


High yield securities are debt securities of corporations, preferred securities and convertible bonds and convertible preferred stock rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment grade, sometimes called "junk bonds," and are considered speculative by the major credit rating agencies.



Income funds invest primarily in debt securities.



Investment-grade securities are rated Baa or better by Moody's and BBB or better by S&P (or are comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality. Securities rated in the fourth highest grade have some speculative elements.


Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.


Money market instruments are short-term debt securities of the U.S. government, banks and corporations.


Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and other government agencies and private issuers. They may also include collateralized mortgage obligations which are derivative securities that are fully collateralized by a portfolio of mortgages. Government stripped mortgage-related securities are mortgage-backed securities that have been stripped into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed certificates. Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities. They include: (i) municipal leases, which pay interest that is exempt from federal, and in certain cases, state income tax; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); and (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.


Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a "call") or sell (i.e., a "put") securities or other interests for a predetermined price on or before a fixed date. An option on a securities index represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.


--------------------------------------------------------------------------------

-----------------------
14  GE Allocation Funds
    Prospectus
    More on
    Strategies and Risks


--------------------------------------------------------------------------------

U.S. Government securities are issued or guaranteed as to principal or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stock valuation levels are lower than those of growth stocks.


Various investment techniques may be used by an underlying GE Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative securities and derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a fund's portfolio of investments and are not used for leverage. None of the underlying GE Funds is obligated to use any of these techniques at any given time or under any particular economic condition. To the extent that an underlying GE Fund employs these techniques, it would be subject to derivative securities risk.



Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates an income fund's sensitivity to changes in interest rates. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.





More on Investment Strategies: the Asset Allocation Process



As described earlier in this Prospectus, each GE Allocation Fund pursues its investment objective by investing primarily in a combination of the underlying GE Funds. To assist in determining the mix of underlying GE Funds and setting the appropriate allocation targets and ranges for investments in those underlying GE Funds, GE Asset Management and the Funds have engaged the services of DiMeo, Schneider & Associates, L.L.C. (the "Investment Consultant"). The Investment Consultant, GE Asset Management, and the Board of Trustees determine the appropriate mix of underlying GE Funds and allocation targets and ranges as described below.



Periodically, based upon a variety of quantitative and qualitative factors, the Investment Consultant uses proprietary economic and statistical methods to determine the optimal allocation targets and ranges for each GE Allocation Fund and whether any underlying GE Funds should be added or removed from the mix.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                              15


--------------------------------------------------------------------------------

The factors considered include:

o the investment objective of each GE Allocation Fund and each of the GE Funds;


o input from GE Asset Management;


o economic and market forecasts;

o proprietary and third-party reports and analyses;

o the risk/return characteristics, relative performance, and volatility of the underlying GE Funds; and


o the correlation and covariance among underlying GE Funds.



Based upon these determinations, the Investment Consultant and GE Asset Management make formal recommendations to the Board of Trustees regarding:


o any additions or deletions to the underlying GE Funds;

o the allocation ranges for investing in equity versus income underlying GE Funds; and


o the allocation targets and ranges for investing in particular underlying GE Funds.



The Board of Trustees then determines what if any changes should be made. To assist the Board, the Investment Consultant and GE Asset Management provide such quantitative and qualitative reports as the Board deems appropriate.



As market prices of the underlying GE Funds' portfolio securities change, a Fund's actual allocations will vary somewhat from the targets although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. GE Asset Management will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the GE Strategy Funds and the underlying GE Funds.



On an ongoing basis, GE Asset Management will monitor variances from the targets. When a GE Allocation Fund receives new investment proceeds or redemption requests, depending on the Fund's current cash reserves, GE Asset Management may determine to purchase additional shares or redeem shares of underlying GE Funds. In making those purchases or redemptions, GE Asset Management will attempt to re-balance the Fund's holdings of underlying GE Funds to bring them more closely in line with the Fund's investment targets. If GE Asset Management believes it is in the best interests of the Fund and its shareholders, it may limit the degree of re-balancing or avoid re-balancing altogether pending further analysis and more favorable market conditions.



More on Investment Strategies: Underlying GE Funds



Because the GE Allocation Funds invest most of their assets in underlying GE Funds, their investment performance is directly related to the performance of those underlying GE Funds. This section describes the principal investment strategies and risks of the underlying GE Funds. The underlying GE Funds also may use certain investment strategies and techniques not described here. More information regarding the underlying GE Funds can be obtained by requesting the GE Funds' prospectus and statement of additional information.


--------------------------------------------------------------------------------

-----------------------
16  GE Allocation Funds
    Prospectus
    More on
    Strategies and Risks


--------------------------------------------------------------------------------
GE U.S. Equity Fund


GE U.S. Equity Fund seeks long-term growth of capital. The fund invests primarily in equity securities of U.S. companies. The portfolio managers use a Multi-Style(R) investment strategy that combines growth and value investment management styles. As a result, the fund's portfolio has characteristics similar to the Standard & Poor's 500 Composite Stock Index, including capital appreciation and income potential. Stock selection is key to the performance of the fund.


Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as attractive valuations, financial strength and high quality management focused on generating shareholder value.

The fund also may invest to a lesser extent in foreign securities and debt securities. The fund generally intends to hold its investments for a long time, which may result in a relatively low portfolio turnover rate. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee that these techniques will work.


The principal risk associated with investing in the fund is stock market risk. To the extent that the portfolio managers invest in foreign securities or debt securities, the fund would be subject to foreign exposure risk or interest rate risk and credit risk.



GE Small-Cap Value Equity Fund



GE Small-Cap Value Equity Fund seeks long-term growth of capital. The fund invests primarily in equity securities of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. The fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index. As of December 31, 1999, the market capitalization of companies in the index ranged from $10 million to $13.04 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves above or below the maximum or minimum capitalization of the index. Stock selection is key to the performance of the fund.


The portfolio managers seek to identify securities of companies with characteristics such as high quality management, attractive products or services, appropriate capital structure, strong competitive positions in their industries and management focused on generating shareholder value.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                              17


--------------------------------------------------------------------------------


The fund also may invest to a lesser extent in securities with capitalizations outside the fund's small cap range, debt securities and foreign securities. The fund generally intends to hold its investments for a long time, which may result in a relatively low portfolio turnover rate. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee that these techniques will work.


The principal risks of investing in the fund are stock market risk and style risk (value investing risk and small-cap company risk). To the extent that the portfolio managers invest in foreign securities or debt securities, the fund would be subject to foreign exposure risk or interest rate risk and credit risk.

GE International Equity Fund


GE International Equity Fund seeks long-term growth of capital. The fund invests primarily in equity securities of companies located in developed and developing countries other than the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. Under normal circumstances, the fund's assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the fund.


The portfolio managers seek to identify securities of growth companies with characteristics such as low prices relative to their long-term cash earnings potential, potential for significant improvement in the company's business, financial strength and sufficient liquidity.


The fund also may invest to a lesser extent in debt securities. The fund also may invest in securities of companies located in the United States. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee that these techniques will work.



The principal risks associated with investing in the fund are stock market risk, foreign exposure risk, style risk (growth investing risk) and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the fund would be subject to interest rate risk and credit risk.


--------------------------------------------------------------------------------

------------------------
18  GE Allocation Funds
    Prospectus
    More on
    Strategies and Risks


--------------------------------------------------------------------------------
GE Emerging Markets Fund


GE Emerging Markets Fund seeks long-term growth of capital. The fund invests primarily in equity securities of issuers located in emerging markets. The portfolio managers focus on companies that are expected to grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. Under normal circumstances, the fund's assets are invested in foreign securities of companies representing at least three different countries. The portfolio managers consider which emerging market countries in which to invest based on certain factors, including investment restrictions, tax barriers, local market cycles, economic outlook for growth, currency exchange rates and the political environment. The portfolio managers consider the following factors in determining whether an issuer is located in an emerging market country: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues and profits.


An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index.



The portfolio managers seek to identify securities of growth companies with characteristics such as low prices relative to their long-term cash earnings potential, potential for significant improvement in the company's business, financial strength and sufficient liquidity.


The fund also may invest to a lesser extent in securities of companies located in countries other than emerging market countries (including the United States) and debt securities. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee these techniques will work.



The principal risks associated with investing in the fund are stock market risk, foreign exposure risk, emerging markets risk and style risk (growth investing risk and small-cap company risk). To the extent the portfolio managers invest in debt securities, the fund would be subject to interest rate risk and credit risk.


GE Fixed Income Fund

GE Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital. The fund invests primarily in a variety of investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The fund normally has a weighted average maturity of approximately five to ten years.

The portfolio managers seek to identify debt securities with characteristics such as: attractive yields and prices, the potential for capital appreciation and reasonable credit quality.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                              19


--------------------------------------------------------------------------------

The fund also may invest to a lesser extent in asset-backed securities and foreign securities. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee that these techniques will work.

The fund's investment strategy may result in a high portfolio turnover rate, which may cause the fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the fund.


The principal risks associated with investing in the fund are interest rate risk, credit risk and prepayment risk. To the extent that the portfolio managers invest in foreign securities, the fund would be subject to foreign exposure risk. Certain portfolio securities are derivative securities that carry derivative securities risk.


GE High Yield Fund


GE High Yield Fund seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk. The fund invests primarily in high yield securities (including bonds rated below investment grade, sometimes called "junk bonds"). The portfolio managers will not sell a particular security solely because it is no longer classified as high yield. The fund may also invest in U.S. Government securities, mortgage-backed securities, investment-grade debt securities, municipal obligations, agency securities, and short-term fixed income securities, such as certificates of deposit, Treasury bills and commercial paper. The fund expects to achieve its objective by earning a high rate of current income, although the fund may seek capital growth opportunities when consistent with its objective. The fund's weighted average maturity will ordinarily be greater than five years.


The portfolio managers use equity and fixed income valuation techniques, analyses of economic and industry trends and maturity and duration management to determine the portfolio's structure. Individual securities are selected and monitored by fixed income portfolio managers who specialize in corporate bonds and use in-depth financial analysis to uncover opportunities in undervalued issues.


The fund also may invest to a lesser extent in foreign debt securities, including high yield securities of foreign issuers. The fund also may use derivative securities to pursue its portfolio strategy. The portfolio managers may use various investment techniques to adjust the fund's investment exposure, but there is no guarantee that these techniques will work.



The principal risk associated with investing in this fund is high yield securities risk. The fund also is subject to interest rate risk, credit risk, prepayment risk and style risk (high yield value investing risk). To the extent that the fund invests in foreign securities and derivative securities, the fund would be subject to foreign exposure risk, emerging markets risk and derivative securities risk.


--------------------------------------------------------------------------------

------------------------
20  GE Allocation Funds
    Prospectus
    More on
    Strategies and Risks


--------------------------------------------------------------------------------

More on Investment Strategies: Holding Cash



Although each GE Allocation Fund invests most of its assets in underlying GE Funds, each Fund holds a small portion of its assets in cash or cash equivalents. Under normal circumstances, a Fund will hold cash and/or money market instruments (i) pending investment, (ii) for cash management purposes,
(iii) to meet operating expenses, and (iv) to promote stability in trading by reducing the frequency of relatively small transactions. A Fund may invest in money market instruments directly or indirectly by investing in the GEI Short-Term Investment Fund (the "Investment Fund"). The Investment Fund is advised by GE Asset Management, which charges no advisory fee to the Investment Fund.


More on Risks


Like all mutual funds, investing in the GE Allocation Funds involves risk factors and special considerations. A Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a GE Allocation Fund or an underlying GE Fund will achieve its investment objective.



One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environments. So, diversifying your investments among different asset classes can help you manage risk and achieve the results you need to comfortably reach your financial goals. Although each GE Allocation Fund provides a diversified investment option with a conservative, moderate, or aggressive approach, investing in a Fund may not provide a complete investment program for all investors.


Because the Funds invest most of their assets in underlying GE Funds, they will be exposed to the risks associated with the securities in which those underlying GE Funds invest. The principal risks associated with investing in the GE Allocation Funds are summarized below. For more information about these and other risks, please see the SAI.


Allocation Risk: The ability of each GE Allocation Fund to achieve its investment objective depends in part on the ability of GE Asset Management and the Investment Consultant to allocate effectively the Fund's assets among the underlying GE Funds. There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective.


Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore lower credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Securities Risk: A fund's use of various investment techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values may involve derivative securities and contracts. Derivative securities and contracts (securities and contracts whose values are based on other securities,

--------------------------------------------------------------------------------

                                                                      ----------
                                                                              21


--------------------------------------------------------------------------------


currencies or indices) include option contracts (on stocks, indices, currencies, futures contracts and bonds), forward currency exchange contracts, futures contracts, swaps, and structured securities. Derivative securities and contracts may be used as direct investment or as a hedge for a fund's portfolio or a portion of a portfolio. Hedging involves using a security or contract to offset investment risk. Hedging may include reducing the risk of a position held in a portfolio. Hedging and other investment techniques also may be used to increase a fund's exposure to a particular investment strategy. If the portfolio manager's judgement of market conditions proves incorrect or the strategy does not correlate well with a fund's investments, the use of derivatives could result in a loss regardless of whether the intent was to reduce risk or increase return and may increase a fund's volatility. In addition, in the event that non-exchange traded derivatives are used, those derivatives could result in a loss if the counterparty to the transaction does not perform as promised. A fund is not obligated to pursue any hedging strategy. In addition, hedging techniques may not be available, may be too costly to be used effectively or may be unable to be used for other reasons. These investments may be considered speculative.


Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect a fund's performance. The values of foreign investments may be affected by changes in currency rates or exchange control regulations. Less information may be available about foreign issuers. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies. There may be difficulties enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the United States. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. Changes in economic, tax, foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a fund's foreign investments.


High Yield Securities Risk: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a fund's ability to obtain accurate market quotations when valuing the portfolio securities and calculating a fund's net asset value. In addition, a fund may incur additional expenses if a holding defaults and a fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market the fund would have to replace the security with a lower yield-


--------------------------------------------------------------------------------

------------------------
22  GE Allocation Funds
    Prospectus
    More on
    Strategies and Risks


--------------------------------------------------------------------------------

ing security resulting in a decreased return for investors.


Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. Generally, the longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.


Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.


Stock Market Risk: A fund's share price will move up and down in reaction to stock market movements. Stock prices change daily in response to company activity and general economic and market conditions. A fund's investments in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of equity securities may decline. Also, equity securities are subject to the risk that a particular issuer's securities may decline in value, even during periods when equity securities in general are rising. Additional stock market risks may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see foreign exposure risk.


Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may underperform other funds that employ a different style. A fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large or small company securities.


o Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.



o High Yield Investing Risk: The GE High Yield Fund, one of the underlying GE Funds, uses value-based criteria to select securities. Such securities may not realize their perceived value for extended periods of time or may never realize their perceived value.



o Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly.



o Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds will typically underperform when growth investing is in favor.



Underlying Performance Risk: Because each GE Allocation Fund invests most of its assets in underlying GE Funds, each GE Allocation Fund's investment performance is directly related to the performance of those underlying GE Funds. The performance of those underlying GE Funds, in turn, depends upon the performance of the securities in which they invest.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                              23


--------------------------------------------------------------------------------
Other Risk Considerations


Conflicts of Interest Risk: The Investment Adviser serves as investment manager to the GE Allocation Funds and the underlying GE Funds. Similarly, GE Allocation Funds and the underlying GE Funds have a common Board of Trustees. The interests of a GE Allocation Fund on the one hand, and an underlying GE Fund on the other, will not always be the same. Therefore, conflicts may arise as the Investment Adviser and the Board of Trustees fulfill their fiduciary duties to the GE Allocation Funds and the underlying GE Funds.



EURO Risk: The introduction of the EURO, a new common currency in Europe, may result in uncertainties for European companies and markets. Individual issuers may suffer increased costs and decreased earnings. Market disruptions may occur that could adversely affect the value of European securities and currencies.



Non-Diversified Investment Company Risk: Because each GE Allocation Fund invests most of its assets in a limited variety of securities - shares of the underlying GE Funds - each GE Allocation Fund is considered a "non-diversified" investment company within the meaning of federal securities laws. Being non-diversified sometimes creates the risk that a fund's return will be heavily dependent upon the performance of a relatively small number of investments. Because each underlying GE Fund is diversified, such risk is mitigated for the GE Allocation Funds.


Underlying Expense Risk: Investors may invest directly in the GE Funds rather than indirectly through a GE Allocation Fund. By investing in a GE Allocation Fund, investors bear their proportionate share of the expenses of that Fund, as well as similar expenses of the underlying GE Funds.


Y2K Risk: The inability of computer systems worldwide to process correctly date-related information from before, on, and after January 1, 2000 could cause difficulties for systems' users (the "Year 2000 Issue"). The impact of failures by companies, markets, or governments of countries in which the GE Allocation Funds or the underlying GE Funds invest to address effectively the Year 2000 Issue may be felt well after January 1, 2000 and may negatively impact a fund's performance. In addition, a fund could be adversely affected if the computer systems used by its investment adviser or external service providers do not correctly process such date-related information.


--------------------------------------------------------------------------------

------------------------------------------
24  GE Allocation Funds      How the Funds
    Prospectus               Are Managed


--------------------------------------------------------------------------------
About the Investment Adviser and Administrator


GE Asset Management Incorporated ("GE Asset Management" or the "Investment Adviser"), located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of each Fund. GE Asset Management is a registered investment adviser and a wholly-owned subsidiary of General Electric Company (GE). GE Asset Management's principal officers, directors and portfolio managers hold similar positions with General Electric Investment Corporation (GEIC), also a wholly-owned subsidiary of GE. As of December 31, 1999, GE's investment advisory firms oversaw $115.8 billion of assets, and managed individual and institutional assets of $91.7 billion, of which more than $18.2 billion was invested in mutual funds.


For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.


GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.



Each Fund pays GE Asset Management an investment management fee for advisory and administrative services. Out of this management fee, GE Asset Management is responsible for paying the Funds' custodial fees, legal and accounting costs, printing costs, shareholder communication costs, registration fees, the costs of regulatory compliance and certain related expenses. The investment management fee is accrued daily and paid monthly up to the following maximum rates:


GE Conservative Allocation Fund           0.20%
GE Moderate Allocation Fund               0.20%
GE Aggressive Allocation Fund             0.20%

About the Portfolio Manager


Eugene Bolton is the portfolio manager of the GE Allocation Funds and is a Director and Executive Vice President of GE Asset Management. Mr. Bolton manages the overall U.S. equity investments for GE Asset Management and leads a team of portfolio managers for the U.S. Equity Fund, one of the underlying GE Funds. Mr. Bolton has served in this capacity since the Funds' commencement. He joined GE Asset Management in 1984 as Chief Financial Officer and has been a portfolio manager since 1986.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                              25


--------------------------------------------------------------------------------
About the Investment Consultant


GE Allocation Funds and the GE Asset Management have entered into an Investment Consulting Agreement with DiMeo, Schneider & Associates, L.L.C., 211 West Wacker Drive, Suite 500, Chicago, IL 60657 (the "Investment Consultant"). Founded on May 1, 1995, the Investment Consultant is a mid-sized investment management consulting firm providing services such as asset allocation analysis and performance evaluation. Its seven founding members previously worked as a team at Kidder, Peabody & Co., Inc. in Chicago. Pursuant to the Agreement, the Investment Consultant provides certain services to GE Asset Management and the Funds' Board of Trustees to assist each Fund in allocating its assets in accordance with its investment objective.



The Investment Consultant, in conjunction with GE Asset Management, recommends to the Board of Trustees:



o changes to the mix of underlying GE Funds in which the GE Allocation Funds should invest; and


o changes to the asset allocation ranges and targets.

In addition, the Investment Consultant provides certain other services including:

o performing comprehensive analyses of the underlying GE Funds involving both quantitative and qualitative research including comparisons of performance relative to appropriate indices and peer groups and style analysis to determine consistency and adherence to stated investment objectives;

o monitoring the performance, risk and style consistency of each GE Allocation Fund;


o reviewing and analyzing the asset allocation targets and ranges among the underlying GE Funds; and



o providing quantitative and qualitative reports and analyses that are requested periodically by the Board of Trustees or GE Asset Management.



In exchange for these services, the Investment Consultant receives an investment-consulting fee that is paid directly by GE Asset Management out of its investment management fee. No additional cost is borne by the GE Allocation Funds.


About the Board of Trustees

The Board of Trustees of the GE Allocation Funds have overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to its investment adviser. Still, the Board of Trustees is responsible for approving:


o proposed additions or deletions to the mix of underlying GE Funds;



o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds; and



o proposed changes to the allocation targets and ranges among the underlying GE Funds.




--------------------------------------------------------------------------------

------------------------------------------
26  GE Allocation Funds      How to Invest
    Prospectus


--------------------------------------------------------------------------------

Who May Invest


The GE Allocation Funds are offered to retirement plans, including defined contribution plans that:


o are determined to be affiliated plans with respect to GE Asset Management, or



o do not seek services in connection with their investments in the Funds that are provided or paid by GE Asset Management or its affiliates, in addition to investment advisory services.



Other retirement plan investors (those that are not affiliated plans and seek additional services) should consider investing in the GE Strategy Funds, which are offered by a separate prospectus.


Defined Contribution Plan Participants

Plan participants should consult the Summary Plan Description and other materials describing their plan for information about how to invest in the GE Allocation Funds.

--------------------------------------------------------------------------------

                                      ------------------------------------------
                                      Dividends,         GE Allocation Funds  27
                                      Capital Gains               Prospectus
                                      and Other Tax
                                      Information


--------------------------------------------------------------------------------


Distributions



Each Fund intends to distribute substancially all of its net investment income and substantially all of its net realized gains annually. All income dividends and capital gains distributions made by a Fund to a retirement plan, such as a defined contribution plan, are reinvested in shares of the Fund at the Fund's net asset value.


Taxes


Each Fund intends to distribute substantially all of its net investment income and substantially all of its net realized gains annually. All income dividends and capital gains distributions made by a Fund to a retirement plan, such as a defined contribution plan, are reinvested in shares of the Fund at the Fund's net asset value.


Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.


Except for investments in tax-deferred accounts, you will generally owe taxes on amounts distributed to you. Dividends from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gain dividends are taxed at the long-term capital gains rate. Distributions will be taxed in the same manner whether they are received in cash or reinvested.


In addition, if you sell or redeem Fund shares, you generally will realize a capital gain or loss, which will be long-term or short-term, depending upon how long you held those shares. If you exchange shares in one Fund for shares in another, the exchange will be treated as a sale and purchase of shares for tax purposes.

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

--------------------------------------------------------------------------------
Backup Withholding

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 31% of Fund distributions.

--------------------------------------------------------------------------------

------------------------------------------
28  GE Allocation Funds        Calculating
    Prospectus                 Share Value


--------------------------------------------------------------------------------

Fund shares are sold at their net asset value (NAV). The NAV of each share is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading.


The NAV per share for a Fund is calculated by adding the value of the Fund's investments, cash and other assets; subtracting the Fund's liabilities from that sum; and then dividing the difference by the number of that Fund's outstanding shares.


The assets of each Fund consist primarily of underlying GE Fund shares, which are valued at their respective net asset values as of the time of computation. Redemptions in kind will be valued on the effective date at the net asset value of the underlying GE Funds. In general, the underlying GE Funds value their portfolio securities at market value or, in the absence of market value, at fair value as determined by or under the direction of the underlying GE Funds' Board of Trustees.

Any short-term investments of the Funds that mature in 60 days or less will be valued on the basis of amortized cost when the GE Allocation Funds' Board of Trustees determines that amortized cost is fair value. Amortized cost involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment.

--------------------------------------------------------------------------------

                      [This page intentionally left blank.]


--------------------------------------------------------------------------------

------------------------------------------
30  GE Allocation Funds         Financial
    Prospectus                  Highlights


--------------------------------------------------------------------------------


The financial highlights table that follows is intended to help you understand a Fund's financial performance for the fiscal years ended September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                              31


--------------------------------------------------------------------------------


                                                                          GE Conservative       GE Moderate        GE Aggressive
                                                                          Allocation Fund     Allocation Fund     Allocation Fund
                                                                          ---------------     ---------------     ---------------

                                                                             9/30/99(a)           9/30/99(a)         9/30/99(a)
----------------------------------------------------------------------------------------------------------------------------------
Inception date                                                              12/31/98             12/31/98           12/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $10.00               $10.00             $10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations
   Net Investment Income (b)                                                    0.13                 0.08               0.03
----------------------------------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Securities (both realized and unrealized) (c)          0.14                 0.31               0.53
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                                  0.27                 0.39               0.56
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
----------------------------------------------------------------------------------------------------------------------------------
   Dividends (from net investment income)                                       0.00                 0.00               0.00
----------------------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                           0.00                 0.00               0.00
----------------------------------------------------------------------------------------------------------------------------------
   Returns of Capital                                                           0.00                 0.00               0.00
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                             0.00                 0.00               0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                                                $10.27               $10.39             $10.56
----------------------------------------------------------------------------------------------------------------------------------
Total Return (d)                                                                2.70%                3.90%              5.60%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
   Net Assets, End of Period (in thousands)                                     $841               $8,422             $7,339
----------------------------------------------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets*                                 0.20%                0.20%              0.20%
----------------------------------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets*                 3.09%                1.98%              0.99%
----------------------------------------------------------------------------------------------------------------------------------
   Ratio of Gross Expenses to Average Net Assets*                               2.47%                0.45%              0.61%
----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                       140%                  18%                10%
----------------------------------------------------------------------------------------------------------------------------------



Notes to Financial Highlights



(a) Information is for the period December 31, 1998, inception of investment operations, through September 30, 1999.



(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying GE Funds in which the fund invests.



(c) As a result of the timing of purchases and sales of fund shares, per share amounts do not accord with aggregate amounts appearing in the Statement of Operations.



(d) Total returns are historical and assume changes in share price, reinvestment for dividends and capital gains, and assumes no sales charge. Had the Adviser not absorbed a portion of expenses of the funds and of the underlying GE Funds, total returns would have been lower. Total returns are not annualized.



*     Annualized for periods less than one year.


--------------------------------------------------------------------------------

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

GE Allocation Funds
Prospectus

--------------------------------------------------------------------------------
If you wish to          You will find additional information about the GE
know more               LifeStyle Funds in the following documents:

                        Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds' actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds' last fiscal year.


                        Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of this Prospectus).



                        You may visit the SEC's Internet Website
                        (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about GE LifeStyle Funds. Also, you may obtain copies of this information, upon paying a duplication fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or in writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090


--------------------------------------------------------------------------------
GE LifeStyle            You may obtain a free copy of the SAI or the Funds'
Funds                   annual/semiannual report and make shareholder inquiries
                        by contacting:

                        GE Investment Distributors, Inc.
                        P.O. Box 7900
                        3003 Summer Street
                        Stamford, CT 06904

                        Telephone 1-800-242-0134

                        Website http://www.ge.com/mutualfunds

--------------------------------------------------------------------------------

Investment              GE Asset Management Incorporated
Adviser                 P.O. Box 7900
                        3003 Summer Street
                        Stamford, CT 06904


--------------------------------------------------------------------------------
Transfer Agent          State Street Bank and Trust Company
and Custodian           225 Franklin Street
                        Boston, MA 02101

--------------------------------------------------------------------------------
Distributor             GE Investment Distributors, Inc.
                        777 Long Ridge Road, Building B
                        Stamford, CT 06927

                        Investment Company Act file number: 811-07701
--------------------------------------------------------------------------------
RS - LSA - 1

                   [Current Draft As of 1/20/00: 2000-SAI-05]



                       STATEMENT OF ADDITIONAL INFORMATION

                                January 28, 2000


                               GE LIFESTYLE FUNDS
                 3003 Summer Street, Stamford, Connecticut 06905
                      For information, call 1.800.242.0134





* GE Conservative Strategy Fund           * GE Conservative Allocation Fund
* GE Moderate Strategy Fund               * GE Moderate Allocation Fund
* GE Aggressive Strategy Fund             * GE Aggressive Allocation Fund













         This Statement of Additional Information ("SAI") supplements the information contained in the Prospectuses of GE LifeStyle Funds (the "Trust") dated January 28, 2000 (each, a "Prospectus," and together the "Prospectuses"), and should be read in conjunction with the Prospectuses. Terms that are defined in the Prospectuses have the same meanings in this SAI.


         This SAI, although not a Prospectus, is incorporated in its entirety by reference into the Prospectuses. Copies of the Prospectuses describing the Funds may be obtained without charge by calling the Trust at 1.800.242.0134. The Trust's financial statements for the fiscal year ended September 30, 1999 and the Auditor's Report thereon are incorporated herein by reference to the Trust's Annual Report dated September 30, 1999, which may be obtained without charge by telephoning the Trust at 1.800.242.0134 or by writing to the Trust at P.O. Box 120065, Stamford, CT 06912-0065.

                                TABLE OF CONTENTS


PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUNDS.......................3


PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING GE FUNDS...................4


MONEY MARKET INSTRUMENTS.....................................................5


SUPPLEMENTAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE UNDERLYING GE FUNDS.9


INVESTMENT RESTRICTIONS OF THE FUNDS........................................41


INVESTMENT RESTRICTIONS OF THE UNDERLYING GE FUNDS..........................43


PORTFOLIO TRANSACTIONS AND TURNOVER.........................................47


MANAGEMENT OF THE TRUST.....................................................49


PURCHASE, REDEMPTION AND EXCHANGE OF SHARES.................................55


NET ASSET VALUE.............................................................56


DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................56


THE FUNDS'PERFORMANCE.......................................................59


PRINCIPAL SHAREHOLDERS......................................................63


THE FUNDS'HISTORY AND ADDITIONAL INFORMATION................................66


FINANCIAL STATEMENTS........................................................68


APPENDIX - DESCRIPTION OF RATINGS..........................................A-1

             PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUNDS
             ------------------------------------------------------

         The Trust offers six separate series via two separate Prospectuses. One Prospectus provides information about GE Conservative Strategy Fund, GE Moderate Strategy Fund and GE Aggressive Strategy Fund (collectively, the "GE Strategy Funds"). Another Prospectus provides information about GE Conservative Allocation Fund, GE Moderate Allocation Fund and GE Aggressive Allocation Fund (collectively, the "GE Allocation Funds," and together with the "GE Strategy Funds," the "Funds").

         The Funds are asset allocation funds. Each Fund seeks to achieve its investment objective by investing primarily in a strategic combination of certain GE Funds (the "Underlying GE Funds"). Each Fund will not necessarily invest in all Underlying GE Funds. GE Strategy Funds will purchase Class A shares of the Underlying GE Funds. GE Allocation Funds will purchase Class Y shares of the Underlying GE Funds. Currently, the Underlying GE Funds are comprised of the following:
         o        GE U.S. Equity Fund
         o        GE Small-Cap Value Equity Fund
         o        GE International Equity Fund
         o        GE Emerging Markets Fund
         o        GE Fixed Income Fund
         o        GE High Yield Fund

         Each Fund may also invest directly in money market instruments or indirectly by purchasing shares of GEI Short-Term Investment Fund (the "Investment Fund") or of GE Money Market Fund.


         A majority of the Trust's Trustees are non-interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, the Trustees and Officers of the Trust also serve in similar positions with the GE Funds. Thus, if the interests of a Fund and the Underlying GE Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and Officers of the Trust fulfill their fiduciary duties to that Fund and the Underlying GE Funds. The Trustees of the Trust believe they have structured each Fund to avoid these concerns. However, conceivably a situation could occur where proper action for the Trust or a Fund separately could be adverse to the interests of an Underlying GE Fund, or the reverse could occur. If such a possibility arises, the Trustees and Officers of the Trust, GE Funds and GE Asset Management will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.



         From time to time, the Underlying GE Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by GE Asset Management for its clients, including the Trust. These transactions may have a material effect on the Underlying GE Funds, since Underlying GE Funds that experience redemptions as a result of reallocations may have to sell portfolio securities and because Underlying GE Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Underlying GE Funds to the extent that they may be required to sell securities at times when they would not otherwise do so or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. GE Asset Management is committed to minimizing the impact of these transactions on the Underlying GE Funds to the extent it is consistent with pursuing the Funds' investment objectives and will monitor the impact of the Funds' asset allocation decisions on the Underlying GE Funds. Still, GE Asset Management could face conflicts in fulfilling its responsibilities because of the possible differences between interests of the Funds and the interests of the Underlying GE Funds.



         Under certain circumstances, an Underlying GE Fund may determine to make payment of a redemption request by a Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by an Underlying GE Fund until GE Asset Management determines that it is appropriate to dispose of such securities.



          PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING GE FUNDS
     --------------------------------------------------------------------



         GE U.S. Equity Fund: The investment objective of the GE U.S. Equity Fund is long-term growth of capital, which objective the fund seeks to achieve through investment primarily in equity securities of U.S. companies. The portfolio managers use a Multi-Style(R) investment strategy that combines growth and value investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor's 500 Composite Stock Index, including capital appreciation and income potential. Stock selection is key to the performance of the fund.



         GE Small-Cap Value Equity Fund: The investment objective of the GE Small-Cap Value Fund is long-term growth of capital. The fund seeks to achieve its investment objective by investing primarily in equity securities of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. The fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index. As of December 31, 1999 the market capitalization of companies in the index ranged from $10 million to $13.04 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves above or below the maximum or minimum capitalization of the index. Stock selection is key to the performance of the fund.



         GE International Equity Fund: The investment objective of the GE International Equity Fund is long-term growth of capital, which the fund seeks to achieve by investing primarily in equity securities of companies located in developed and developing countries other than the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. Under normal circumstances, the fund's assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the fund.



         GE Emerging Markets Fund: The investment objective of the GE Emerging Markets Fund is long-term growth of capital, which the fund seeks to achieve by investing primarily in equity securities of issuers located in emerging markets.



         GE Fixed Income Fund: The investment objective of the GE Fixed Income Fund is maximum income consistent with prudent investment management and the preservation of capital, which the fund seeks to achieve by investing primarily in a variety of investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities, and money market instruments. The fund normally has a weighted average maturity of approximately five to ten years.



         GE High Yield Fund: The investment objective of the GE High Yield Fund is above-average total return over a market cycle of three to five years, consistent with reasonable risk, which the fund seeks to achieve by investing primarily in high yield securities. High yield securities include debt securities of corporations, preferred stock and convertible bonds and convertible preferred stock rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of equivalent quality. High yield securities include bonds rated below investment grade, sometimes called "junk bonds," and are considered speculative by the major credit rating agencies



                           MONEY MARKET INSTRUMENTS
                           ------------------------

Types of Money Market Instruments

         The types of money market instruments in which each Fund and Underlying GE Fund may invest directly or indirectly through investment in the GEI Short-Term Investment Fund (the "Investment Fund"), described below, are as follows: (i) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"), (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

         Each Fund and Underlying GE Fund may invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by a Fund may be rated no lower than A-2 by Standard & Poor's ("S&P") or Prime-2 by Moody's Investor's Service ("Moody's") or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody's and S&P is contained in the Appendix. At no time will the investments of a Fund or an Underlying GE Fund in bank obligations, including time deposits, exceed 25% of the value of its assets.



The Investment Fund


         Each Fund and Underlying GE Fund may also invest in the Investment Fund, an investment fund created specifically to serve as a vehicle for the collective investment of cash balances of the Funds, the Underlying GE Funds and other accounts advised by GE Asset Management, investment adviser of the Funds and the Underlying GE Funds, or by its affiliate, General Electric Investment Corporation ("GEIC"). The Investment Fund invests exclusively in the money market instruments described in (i) through (vii) above. The Investment Fund is advised by GE Asset Management. No advisory fee is charged by GE Asset Management to the Investment Fund, nor will a Fund or an Underlying GE Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the Investment Fund. Each Fund and Underlying GE Fund may invest up to 25% of its assets in the Investment Fund.



Government Securities


         Each Fund and Underlying GE Fund may invest in the following types of Government Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("Ginnie Mae"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("Fannie Mae"), Federal Deposit Insurance Corporation, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Funds or Underlying GE Funds are instruments that are supported by the full faith and credit of the United States, whereas other Government Securities that may be held by the Funds or Underlying GE Funds are supported by the right of the issuer to borrow from the U.S. Treasury or are supported solely by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund or an Underlying GE Fund will invest in obligations issued by an instrumentality of the

U.S. Government only if the Investment Manager(1) determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Fund or Underlying GE Fund, as the case may be.


GE Money Market Fund

         Each Fund may also invest in the GE Money Market Fund. The investment objective of the GE Money Market Fund is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. In seeking its objective, the fund invests in the following U.S. dollar denominated, short-term money market instruments: (i) Government Securities;
(ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (iii) commercial paper and notes, including those with floating or variable rates of interest; (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; (vi) debt securities issued by foreign issuers; and (vii) repurchase agreements

         GE Money Market Fund limits its portfolio investments to securities that the GE Funds' Board of Trustees determines present minimal credit risk and that are "Eligible Securities" at the time of acquisition by the fund. "Eligible Securities" means securities rated by the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (i) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (ii) one NRSRO, if only one NRSRO has issued such a rating at the time that the fund acquires the security. Currently, five organizations are NRSROs: S&P, Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc., Duff and Phelps, Inc. and Thomson BankWatch Inc. A discussion of the ratings categories is contained in the appendix to this SAI. By limiting its investments to Eligible Securities, the fund may not achieve as high a level of current income as a fund investing in lower-rated securities.


         GE Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the Securities and Exchange Commission ("SEC") under the 1940 Act. In addition, the fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest short-term rating for debt obligations and comparable unrated securities (collectively, "Second Tier Securities"), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The fund


------------------------

1 As used in this SAI, the term "Investment Manager" shall refer to GE Asset Management, the investment adviser of the Funds and the Underlying GE Funds, Palisade Capital Management, L.L.C., sub-adviser to the GE Small-Cap Value Equity Fund, and Miller Anderson & Sherrerd, LLP, sub-adviser to the GE High Yield Fund.

may invest more than 5% (but not more than 25%) of the then-current value of the fund's total assets in the securities of a single issuer for a period of up to three business days, so long as (i) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (ii) the fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GE Asset Management in accordance with procedures established by the GE Funds' Board of Trustees. The fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. Up to 25% of the fund's total assets may be invested in foreign securities, excluding, for purposes of this limitation, ADRs, U.S., and securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange or traded on the Nasdaq Small-Cap Market. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the fund are valued on the basis of amortized cost, as described below under "Net Asset Value." The fund also may hold liquid Rule 144A Securities.




 SUPPLEMENTAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE UNDERLYING GE FUNDS
 ----------------------------------------------------------------------------

         This section contains certain supplemental information regarding (i) certain of the securities and other instruments in which the Underlying GE Funds may invest; (ii) the investment policies and strategies that the Underlying GE Funds may utilize; and (iii) certain risks attendant to those investments, policies and strategies. Additional information is provided in the GE Funds' current prospectus and statement of additional information, which is available from the Trust upon request.


         Some or all of the Underlying GE Funds may invest in the types of instruments and engage in the types of strategies and techniques described below. Unless otherwise indicated, all of the Underlying GE Funds are permitted to invest in these instruments and employ these investment strategies and techniques. A GE LifeStyle Fund will not purchase any of the following types of securities or employ any of the following strategies unless doing so is consistent with its investment objective. The Underlying GE Funds are not obligated to pursue the following strategies or techniques and neither the Trust nor the Investment Adviser represents that these strategies and techniques are available now or will be available at any time in the future. Certain strategies, techniques and limitations may be changed at the discretion of GE Asset Management.

Summary of Investment Techniques of the Underlying GE Funds

         The following table summarizes the investment techniques that may be but are not necessarily employed by the Underlying GE Funds. Percentage figures refer to the percentage of an Underlying GE Fund's assets that may be invested in accordance with the indicated technique.


------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------
                                                                                          Emerging        Fixed
                                       U.S. Equity     Small-Cap      International        Markets        Income        High Yield
                                          Fund         Value Fund      Equity Fund          Fund           Fund            Fund
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Borrowing                               33.33%         33.33%           33.33%           33.33%          33.33%         33.33%
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Repurchase Agreements                    Yes             Yes              Yes              Yes             Yes            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Reverse Repurchase Agreements             No             Yes              No               Yes              No            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Restricted and Illiquid Securities       Yes             Yes              Yes              Yes             Yes            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Structured and Indexed Securities         No             No               No               No              Yes            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Purchasing and Writing Securities        Yes             Yes              Yes              Yes             Yes            Yes
  Options
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Purchasing and Writing Securities        Yes             Yes              Yes              Yes             Yes            Yes
  Index Options
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Futures and Options on Futures           Yes             No               Yes              Yes             Yes            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Forward Currency Transactions            Yes             No               Yes              Yes             Yes            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Options on Foreign Currencies            Yes             No               Yes              Yes             Yes            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Maximum Investment in Debt               35%             35%              35%              35%          100%             100%
  Securities                                                                                             (maximum of
                                                                                                        25% in BBB by
                                                                                                         S&P, Baa by
                                                                                                         Moody's or
                                                                                                         equivalent)
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Maximum Investment in                     5%             10%              5%         10% in BB or B     10% in BB        100%
  Below-Investment Grade Debt                                                           by S&P or Ba    or B by S&P
  Securities                                                                               or B by     or Ba or B by
                                                                                         Moody's or      Moody's or
                                                                                         equivalent      equivalent
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------


------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------
                                                                                          Emerging        Fixed
                                       U.S. Equity     Small-Cap      International        Markets        Income        High Yield
                                          Fund         Value Fund      Equity Fund          Fund           Fund            Fund
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------
  Maximum Investment in Foreign            15%*           10%*             100%             100%             35%*          35%*
  Securities
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  When-Issued and Delayed Delivery         Yes             Yes              Yes              Yes             Yes            Yes
  Securities
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Lending Portfolio Securities             Yes             Yes              Yes              Yes             Yes            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Rule 144A Securities                     Yes             Yes              Yes              Yes             Yes            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Debt Obligations of Supranational        Yes             Yes              Yes              Yes             Yes            Yes
  Agencies
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Depositary Receipts                      Yes             Yes              Yes              Yes             Yes            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Securities of Other Investment            No             Yes              Yes              Yes             Yes            Yes
  Funds
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Municipal Leases                          No             No               No               No               No            No
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Floating and Variable Rate               No**           No**             No**             No**             Yes            Yes
  Instruments
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Participation Interests in                No             No               No               No               No            No
  Municipal Obligations
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Zero Coupon Obligations                  Yes             No               No               No              Yes            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Municipal Obligations Components          No             No               No               No               No            No
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Custodial Receipts on Municipal           No             No               No               No               No            No
  Obligations
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Mortgage Related Securities,              No             No               No               No              Yes            Yes
  including CMOs
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Government Stripped Mortgage              No             No               No               No              Yes            Yes
  Related Securities
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Asset-Backed Securities and               No             No               No               No              Yes            Yes
  Receivables-Backed Securities
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Mortgage Dollar Rolls                     No             No               No               No              Yes            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

  Short Sales Against the Box               No             Yes              Yes              Yes              No            Yes
------------------------------------- -------------- --------------- ----------------- --------------- -------------- --------------

* This limitation excludes ADRs, and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small-Cap Market.

** Excludes commercial paper and notes with variable and floating rates of interest.



Additional Detail Concerning Strategies, Techniques and Risks of the Underlying GE Funds

         Asset-Backed and Receivable-Backed Securities: Certain Underlying GE Funds may invest in asset-backed and receivable-backed securities. To date, several types of asset-backed and receivable-backed securities have been offered to investors including "Certificates for Automobile Receivables" ("CARs(SM)") and interests in pools of credit card receivables. CARs(SM) represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARsSM are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

         An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, these Underlying GE Funds may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following these sales, because of depreciation, damage or loss of a vehicle, because of the application of Federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with each of these Underlying GE Funds' investment objective and policies and subject to the review and approval of the Board, these Underlying GE Funds may also invest in other types of asset-backed and receivable-backed securities.

         Bank Obligations: Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation ("FDIC"). Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

         A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

         Below Investment-Grade Debt Securities: Certain Underlying GE Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as "junk bonds"). Below investment-grade and comparable unrated securities (collectively referred to as "below investment-grade" securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.


         The market values of certain below investment-grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below investment-grade securities generally present a higher degree of credit risks. Issuers of below investment-grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below investment-grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An Underlying GE Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below investment-grade securities may diminish GE Funds' ability to obtain accurate market quotations for purposes of valuing the securities held by an Underlying GE Fund and calculating the fund's net asset value.


         Certain Investment Grade Debt Obligations: Although obligations rated BBB by S&P or Baa by Moody's are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.


         Covered Option Writing: Each Underlying GE Fund may write covered put and call options on securities. An Underlying GE Fund will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.


         The Underlying GE Funds with option-writing authority will write only options that are covered. A call option written by an Underlying GE Fund will be deemed covered (i) if the Underlying GE Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (ii) if the Underlying GE Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (iii) in the case of a call option on a stock index, if the Underlying GE Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (iv) if at the time the call is written, an amount of cash, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities") or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with GE Funds' custodian or with a designated sub-custodian. A put option will be deemed covered (i) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with GE Funds' custodian or with a designated sub-custodian, or
(ii) if the Underlying GE Fund continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with GE Funds' custodian or with a designated sub-custodian).

         The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that an Underlying GE Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         Options written by an Underlying GE Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

         So long as the obligation of an Underlying GE Fund as the writer of an option continues, the Underlying GE Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Underlying GE Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Underlying GE Fund effects a closing purchase transaction. An Underlying GE Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, an Underlying GE Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

         An Underlying GE Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, an Underlying GE Fund would purchase, prior to the holder's exercise of an option that the Underlying GE Fund has written, an option of the same series as that on which the Underlying GE Fund desires to terminate its obligation. The obligation of an Underlying GE Fund under an option that it has written would be terminated by a closing purchase transaction, but the Underlying GE Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Underlying GE Funds are expected to purchase only call or put options issued by the Clearing Corporation. The Investment Manager expects that the Underlying GE Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Underlying GE Funds in the over-the-counter market.

         An Underlying GE Fund may realize a profit or loss upon entering into closing transactions. When an Underlying GE Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Underlying GE Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When an Underlying GE Fund has purchased an option and engages in a closing sale transaction, whether the Underlying GE Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Underlying GE Fund initially paid for the original option plus the related transaction costs.

         Option writing for an Underlying GE Fund may be limited by position and exercise limits established by U.S. securities exchanges and the National Association of Securities Dealers, Inc. and by requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, an Underlying GE Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio's position being offset by a loss on the hedge position.

         An Underlying GE Fund will engage in hedging transactions only when deemed advisable by the Investment Manager. Successful use by an Underlying GE Fund of options will depend on the Investment Manager's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a fund's performance.

         Currency Exchange Rates: A fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the fund's portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.


         Custodial Receipts: Certain Underlying GE Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Municipal Obligations described below. Although under the terms of a custodial receipt an Underlying GE Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying GE Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, an Underlying GE Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying GE Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

         Debt Instruments: A debt instrument held by an Underlying GE Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of an Underlying GE Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such an Underlying GE Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

         Depositary Receipts: Certain Underlying GE Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. Each of these Underlying GE Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

         Developing Countries: Investing in securities issued by companies located in developing countries involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies located in developing countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.


         EURO Conversion: The introduction of a single European currency, the EURO, on January 1, 1999 for participating European countries in the Economic Monetary Union ("Participating Countries") presents unique risks and uncertainties for investors in those countries, including (i) whether the payment and operational systems of banks and other financial institutions will perform as expected; (ii) the creation of suitable clearing and settlement payment schemes for the EURO; (iii) the legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the EURO; (iv) the fluctuation of the EURO relative to non-EURO currencies during the transition period from January 1, 1999 to December

31, 2000 and beyond; and (v) whether the interest rate, tax and labor regimes of the Participating Countries will converge over time. Further, the conversion of the currencies of other Economic Monetary Union countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the Economic Monetary Union could adversely affect the EURO. These or other factors may cause market disruptions and could adversely affect the value of European securities and currencies held by the Underlying GE Funds.


         Floating and Variable Rate Instruments: Certain Underlying GE Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

         The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

         Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

         Certain Underlying GE Funds may purchase floating and variable rate demand bonds and notes, which are Municipal Obligations ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit an Underlying GE Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a fund's right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by an Underlying GE Fund will meet the quality criteria established by the Investment Manager for the purchase of Municipal Obligations. The Investment Manager considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund's portfolio.

         Foreign Securities: Investing in securities issued by foreign companies and governments, including securities issued in the form of depositary receipts, involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, limitations on the use or removal of Underlying GE Funds or other assets (including the withholding of dividends), and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.


         Forward Currency Transactions: Certain Underlying GE Funds may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the fund's securities are or may be denominated. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. No Underlying GE Fund will enter into forward currency transactions for speculative purposes. An Underlying GE Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.


         Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that an Underlying GE Fund enters into the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. A fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. The cost to an Underlying GE Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. To assure that a fund's forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with GE Funds' custodian or a designated sub-custodian in an amount at all times equal to or exceeding the fund's commitment with respect to the contracts.



         Upon maturity of a forward currency contract, an Underlying GE Fund may
(i) pay for and receive the underlying currency, (ii) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (iii) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the fund's paying or receiving the difference between the exchange rate fixed in the contract and the then current exchange rate. GE Funds may also be able to negotiate such an offset on behalf of an Underlying GE Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a fund.

         In hedging a specific portfolio position, an Underlying GE Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by the Investment Manager. A fund's exposure with respect to forward currency contracts is limited to the amount of the fund's aggregate investments in instruments denominated in foreign currencies.

         In entering into forward currency contracts, an Underlying GE Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the fund's ability to hedge against the risk of devaluation of currencies in which the Underlying GE Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the Investment Manager's special skills and experience with respect to those instruments and will usually depend upon the Investment Manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, an Underlying GE Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. If a devaluation is generally anticipated, an Underlying GE Fund may not be able to sell currency at a price above the anticipated devaluation level. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect. Although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

         The ability to dispose of a fund's positions in forward currency contracts depends on the availability of active markets in those instruments, and the Investment Manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts.

Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that an Underlying GE Fund will be able to utilize these contracts effectively for the intended purposes.

         Futures and Related Options: Each Fund, other than the GE Small-Cap Value Equity Fund may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the CFTC or in the over-the-counter market. If entered into, these transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Underlying GE Fund involved. No Underlying GE Fund will enter into a transaction involving futures and options on futures for speculative purposes.

         An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.


         An Underlying GE Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options exceed 5% of the fair market value of the fund's total assets, after taking into account unrealized losses or profits on futures contracts or options on futures contracts into which it has entered. The current view of the staff of the SEC is that a fund's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid assets and segregated with GE Funds' custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.



         No consideration is paid or received by an Underlying GE Fund upon trading a futures contract. Upon entering into a futures contract, cash, short-term Government Securities or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately 1% to 10% of the contract amount will be segregated with GE Funds' custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Underlying GE Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Underlying GE Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, an Underlying GE Fund may elect to close a position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

         If an Underlying GE Fund has hedged against the possibility of an increase in interest rates and rates decrease instead, the Underlying GE Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Underlying GE Fund had insufficient cash, it may have to sell securities to meet daily variation margins requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

         An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Underlying GE Fund holding the options.

         The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a fund's performance.


         Although GE Funds intends that the Underlying GE Funds enter into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, an Underlying GE Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

         Government Stripped Mortgage Related Securities: Certain Underlying GE Funds may invest in government stripped mortgage related securities issued and guaranteed by Ginnie Mae, Fannie Mae or Freddie Mae. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage related certificates issued by Ginnie Mae, Fannie Mae or Freddie Mae. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Underlying GE Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Investment Manager believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Underlying GE Funds.


         Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage related securities and increasing the yield to maturity on principal-only government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Underlying GE Funds not fully recovering their initial investment in an interest-only government stripped mortgage related security. The sensitivity of an interest-only security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of the characteristics of the principal portion to which they relate. Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Underlying GE Funds will be able to effect a trade of a government stripped mortgage related security at a desired time. These Underlying GE Funds will acquire government stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by GE Funds'
Board of Trustees, GE Funds treats government stripped mortgage related securities as illiquid and will limit each of these Underlying GE Funds' investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

         Lending Portfolio Securities: Each Underlying GE Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% of a fund's assets taken at value. The fund's loans of securities will be collateralized by cash, letters of credit or Government Securities. Cash or instruments collateralizing a fund's loans of securities are segregated and maintained at all times with GE Funds' custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, an Underlying GE Fund will be subject to risks, which, like those associated with other extensions of credit, include possible loss of rights in the collateral should the borrower fail financially.



         If an Underlying GE Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Underlying GE Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Underlying GE Fund must be able to terminate the loan at any time; (iv) the Underlying GE Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Underlying GE Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, GE Funds' Board of Trustees (the "Board") must terminate the loan and regain the right to vote the securities. From time to time, an Underlying GE Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Underlying GE Fund and is acting as a "finder."


         Mortgage Dollar Rolls: Certain Underlying GE Funds may, with respect to up to 25% of their total assets, enter into mortgage "dollar rolls" in which the Underlying GE Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Underlying GE Fund loses the right to receive principal and interest paid on the securities sold. However, the Underlying GE Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Underlying GE Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Underlying GE Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

         For financial reporting and tax purposes, each of these Underlying GE Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and the other involving a sale. The Underlying GE Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.


         Mortgage Related Securities: Certain Underlying GE Funds may invest in mortgage related securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

         The average maturity of pass-through pools of mortgage related securities in which certain of the Underlying GE Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

         Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. Ginnie Mae, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include Fannie Mae and Freddie Mae. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mae is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from Freddie Mae's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by Freddie Mae.

         Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The Investment Manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

         Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in these Underlying GE Funds. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of these Underlying GE Funds. Because prepayments of principal generally occur when interest rates are declining, the Underlying GE Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the fund's yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Underlying GE Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

         Adjustable rate mortgage related securities ("ARMs") have interest rates that reset at periodic intervals, thereby allowing certain Underlying GE Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Underlying GE Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Underlying GE Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or "caps") for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Underlying GE Funds' net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Underlying GE Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

         Collateralized mortgage related securities ("CMOs") are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which these Underlying GE Funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

         Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Investment Manager, each of these Underlying GE Funds limits its investments in these securities, together with other illiquid instruments, to not more than 15% of the value of its net assets.

         Municipal Leases: Municipal leases are Municipal Obligations that may take the form of a lease or an installment purchase contract issued by state and local governmental authorities to obtain Underlying GE Funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although municipal lease obligations do not normally constitute general obligations of the municipality, a lease obligation is ordinarily backed by the municipality's agreement to make the payments due under the lease obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Obligations. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with other Municipal Obligations. Some municipal lease obligations may be, and could become, illiquid. Moreover, although municipal leases will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult.

         Municipal lease obligations may be deemed to be illiquid as determined by or in accordance with methods adopted by the Board. In determining the liquidity and appropriate valuation of a municipal lease obligation, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security; (iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.


         Municipal leases held by an Underlying GE Fund will be considered illiquid securities unless its Board of Trustees determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the Investment Manager to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Investment Manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

         Municipal leases that an Underlying GE Fund may acquire will be both rated and unrated. Rated leases that may be held by an Underlying GE Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. An Underlying GE Fund may acquire unrated issues that the Investment Manager deems to be comparable in quality to rated issues in which an Underlying GE Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

         To limit the risks associated with municipal leases, an Underlying GE Fund will invest no more than 5% of its total assets in those leases. In addition, an Underlying GE Fund will purchase lease obligations that contain non-appropriation clauses when the lease payments will commence amortization of principal at an early date resulting in an average life of five years or less for the lease obligation.

         Municipal Obligations: The term "Municipal Obligations" as used herein means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain Underlying GE Funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.


         Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither GE Funds nor the Investment Manager will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel. Sizable investments in these obligations could involve an increased risk to the Underlying GE Funds should any of the related projects or facilities experience financial difficulties.


         Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

         Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.


         Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither GE Funds nor the Investment Manager can predict with certainty the effect of recent tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a fund. In addition, neither GE Funds nor the Investment Manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. GE Funds monitors legislative developments and considers whether changes in the objective or policies of an Underlying GE Fund need to be made in response to those developments. If legislation were enacted that would treat a type of Municipal Obligation as taxable for Federal income tax purposes, GE Funds would treat the security as a permissible taxable money market instrument for the Underlying GE Fund within the applicable limits set forth in its current prospectus. Investors in certain states may be subject to state taxation on all or a portion of the income and capital gains produced by such securities.


         Municipal Obligation Components: Certain Underlying GE Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. An Underlying GE Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

         Options on Foreign Currencies: Certain Underlying GE Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the fund. The Underlying GE Funds with such option writing authority may write only covered options. No Underlying GE Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by an Underlying GE Fund are traded on U.S. or foreign exchanges or in the over-the-counter market. GE Funds will limit the premiums paid on a fund's options on foreign currencies to 5% of the value of the fund's total assets.


         Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counterparty default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting an Underlying GE Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

         Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; an Underlying GE Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a fund's position, the Underlying GE Fund could forfeit the entire amount of the premium plus related transaction costs.

         Options on foreign currencies may be traded on foreign exchanges, to the extent permitted by the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability of data on which to make trading decisions than in the United States, (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

         Over-the-Counter ("OTC") Options: Certain Underlying GE Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If an Underlying GE Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the fund, the Underlying GE Fund would lose the premium it paid for the option and the expected benefit of the transaction.

         Listed options generally have a continuous liquid market while dealer options have none. Consequently, an Underlying GE Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when an Underlying GE Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Underlying GE Fund originally wrote the option. Although the Underlying GE Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Underlying GE Funds, there can be no assurance that an Underlying GE Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a fund. Until a fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Underlying GE Fund may be unable to liquidate a dealer option.

         Participation Interests: Certain Underlying GE Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Underlying GE Fund an undivided interest in the Municipal Obligation in the proportion that the fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the fund's Board of Trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. An Underlying GE Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the fund's participation interest in the Municipal Obligation, plus accrued interest. GE Funds intends that an Underlying GE Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. An Underlying GE Fund will invest no more than 5% of the value of its total assets in participation interests.



         Purchasing Put and Call Options on Securities: Each Underlying GE Fund may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. An Underlying GE Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, an Underlying GE Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. An Underlying GE Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by an Underlying GE Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. An Underlying GE Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by an Underlying GE Fund in closing sale transactions, which are sales by the fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a fund. In addition, the premiums paid by an Underlying GE Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the fund's net assets.


         Ratings as Investment Criteria: The ratings of "NRSROs" such as S&P or Moody's represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the Investment Manager as initial criteria for the selection of portfolio securities on behalf of an Underlying GE Fund, the Investment Manager also relies upon its own analysis to evaluate potential investments.

         Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Although neither event will require the sale of the securities by a fund, the Investment Manager will consider the event in its determination of whether the Underlying GE Fund should continue to hold the securities. To the extent that a NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Underlying GE Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

         Repurchase and Reverse Repurchase Agreements: Each Underlying GE Fund may engage in repurchase agreement transactions with respect to instruments in which the Underlying GE Fund is authorized to invest. The Underlying GE Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, an Underlying GE Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Underlying GE Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the securities underlying a repurchase agreement of an Underlying GE Fund are monitored on an ongoing basis by the Investment Manager to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Investment Manager also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which an Underlying GE Fund enters into repurchase agreements.


         Certain Underlying GE Funds may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a fund, involves a sale by the Underlying GE Fund of securities that it holds concurrently with an agreement by the Underlying GE Fund to repurchase the same securities at an agreed upon price and date. An Underlying GE Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the fund's securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a fund's obligations with respect to reverse repurchase agreements are segregated and maintained with GE Funds' custodian or designated sub-custodian.


         In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the fund's obligation to repurchase the securities.

         Restricted and Other Illiquid Securities: Each Fund may invest up to 10% of its assets in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, Rule 144A Securities that have been determined to be liquid by the fund's Board of Trustees based upon the trading markets for the securities. In addition, each fund may invest up to 15% of its assets in "illiquid securities." Illiquid securities are securities that cannot be disposed of by an Underlying GE Fund within seven days in the ordinary course of business at approximately the amount at which the Underlying GE Fund has valued the securities. Illiquid securities that are held by an Underlying GE Fund may take the form of options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage related securities and securities subject to restrictions on resale that the Investment Manager has determined are not liquid under guidelines established by the Board.


         Restricted securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. Investments in illiquid securities are subject to the risk that should the Investment Manager desire to sell any of those securities when a ready buyer is not available at a price that the Investment Manager deems representative of their value, the value of the fund's net assets could be adversely affected.


         Rule 144A Securities: Each of the Underlying GE Funds may purchase Rule 144A Securities. Certain Rule 144A Securities may be considered illiquid and therefore subject to a fund's limitation on the purchase of illiquid securities, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities. A fund's purchase of Rule 144A Securities could have the effect of increasing the level of illiquidity in the Underlying GE Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities held by the fund. GE Funds' Board of Trustees has established standards and procedures for determining the liquidity of a Rule 144A Security and monitors the Investment Manager's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and GE Asset Management cannot predict how this market will develop.


         Securities Index Options: In seeking to hedge all or a portion of its investments, each fund may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the fund's portfolio. The Underlying GE Funds with such option writing authority may write only covered options. An Underlying GE Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

         A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. An Underlying GE Fund may purchase and write put and call options on securities indexes or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

         The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

         The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether an Underlying GE Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by an Underlying GE Fund of options on securities indices is subject to the Investment Manager's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

         Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of an Underlying GE Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although an Underlying GE Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Investment Manager desires that an Underlying GE Fund engage in such a transaction.

         Securities of Other Investment Companies: Certain Underlying GE Funds may invest in investment funds that invest principally in securities in which the Underlying GE Fund is authorized to invest. Currently, pursuant to the 1940 Act, an Underlying GE Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the fund's total assets and (iii) when added to all other investment company securities held by the fund, do not exceed 10% of the value of the fund's total assets. Investments by an Underlying GE Fund in the Investment Fund is not considered an investment in another investment company for purposes of this restriction. To the extent an Underlying GE Fund invests in other investment companies, the fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees.

         Short Sales Against the Box: Certain Underlying GE Funds may sell securities "short against the box." Whereas a short sale is the sale of a security an Underlying GE Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Underlying GE Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

         Structured and Indexed Securities: Certain Underlying GE Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators ("reference instruments"). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Underlying GE Funds will bear the market risk of the reference instrument.


         Supranational Agencies: Each Underlying GE Fund may invest up to 10% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a multi-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

         Temporary Defensive Positions: During periods when the Investment Manager believes there are unstable market, economic, political or currency conditions domestically or abroad, the Investment Manager may assume, on behalf of a fund, a temporary defensive posture and (i) without limitation hold cash and/or invest in money market instruments, or (ii) restrict the securities markets in which the fund's assets will be invested by investing those assets in securities markets deemed by the Investment Manager to be conservative in light of the fund's investment objective and policies. Under normal circumstances, each Underlying GE Fund may invest a portion of its total assets in cash and/or money market instruments for cash management purposes, pending investment in accordance with the fund's investment objective and policies and to meet operating expenses. To the extent that a fund holds cash or invests in money market instruments, it may not achieve its investment objective.

         Warrants: Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by an Underlying GE Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the fund's net assets. Warrants acquired by an Underlying GE Fund in units or attached to securities may be deemed to be without value.

         WEBS and Other Index-Related Securities: Certain Underlying GE Funds may invest in shares in an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The Underlying GE Funds also may invest in the CountryBaskets Index Fund, Inc., or another Underlying GE Fund the shares of which are the substantial equivalent of WEBS. Certain Underlying GE Funds may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. An Underlying GE Fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

         When-Issued and Delayed-Delivery Securities: To secure prices or yields deemed advantageous at a particular time, each Underlying GE Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Underlying GE Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by an Underlying GE Fund may include securities purchased on a

"when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each fund's when-issued or delayed-delivery purchase commitments will be segregated with GE Funds' custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.


         Securities purchased on a when-issued or delayed-delivery basis may expose an Underlying GE Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed- delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a fund's net asset value.

         When an Underlying GE Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Underlying GE Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         Zero Coupon Obligations: Certain Underlying GE Funds may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Underlying GE Funds will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Underlying GE Fund otherwise would not have done so. To the extent these Underlying GE Funds are required to liquidate thinly traded securities, the Underlying GE Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Underlying GE Funds to pay distributions, each of those Underlying GE Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

         The GE High Yield Fund may invest up to 10% of its assets in zero coupon Municipal Obligations. Zero coupon Municipal Obligations are generally divided into two categories: "Pure Zero Obligations," which are those that pay no interest for their entire life and "Zero/Fixed Obligations," which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon Municipal Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the Municipal Obligation's life or payment deferral period.




                     INVESTMENT RESTRICTIONS OF THE FUNDS
                     ------------------------------------


         The following policies and limitations supplement those described in the Prospectuses and this SAI. Each Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the Fund. Investment restrictions numbered 1 through 7 below have been adopted by the Trust as fundamental policies and limitations of the Funds. Investment restrictions 8 through 12 are non-fundamental policies or limitations and may be changed by a vote of the Trust's Board of Trustees at any time.



Fundamental Policies and Limitations

1. No Fund may borrow money or issue senior securities, except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of a fund's total assets are outstanding, the fund will not make any additional investments.

2.       No Fund may lend its assets or money to other persons, except through
         (i) purchasing debt obligations, (ii) lending portfolio securities in an amount not to exceed 30% of the fund's assets taken at market value, and (iii) entering into repurchase agreements.


3. No Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "1933 Act").



4. No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages or (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages.



5. No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.


6. No Fund may purchase securities on margin, except that a fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities.

7. No Fund may invest in commodities, except that each Fund may engage in transactions involving futures and options on futures, and forward contracts.


Non-fundamental Policies and Limitations

8. No Fund may purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that each Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts.

9.       No Fund may purchase securities of other investment companies, except
         (a) a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange; (b) as permitted by an exemptive order issued by the SEC (Investment Company Release No. IC-22207, September 10, 1996) (the "Exemptive Order"); and (c) as otherwise permitted under the 1940 Act.

10. No Fund may invest in a company for the purpose of exercising control or management.


11. No Fund may purchase illiquid securities if more than 15% of the total assets of the Fund would be invested in illiquid securities. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

12. No Fund may purchase restricted securities if more than 10% of the total assets of the fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities") that have been determined to be liquid by the Trust's Board of Trustees based upon the trading markets for the securities.


Notes to Policies and Limitations


         With respect to investment restriction No. 9, investments by the Funds in the Investment Fund are not considered an investment in another investment company for purposes of this restriction.



         Notwithstanding the foregoing investment restrictions, the Underlying GE Funds in which the Funds invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby permitting a Fund to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above.



         Because of their investment objectives and policies, the Funds will each concentrate more than 25% of its assets in the mutual fund industry. In accordance with the Funds' investment programs set forth in the Prospectuses, each of the Funds may invest more than 25% of its assets in certain Underlying GE Funds. However, each of the Underlying GE Funds in which each Fund will invest will not concentrate more than 25% of its total assets in any one industry.




              INVESTMENT RESTRICTIONS OF THE UNDERLYING GE FUNDS
              --------------------------------------------------

         The following policies and limitations supplement those described in the Prospectuses and this SAI, and in the current prospectus and statement of additional information for the GE Funds. Each Underlying GE Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the fund. Investment restrictions numbered 1 through 10 below have been adopted by GE Funds as fundamental policies and limitations of the funds. Investment restrictions 11 through 17 are non-fundamental policies or limitations and may be changed by a vote of the Board of Trustees at any time.

Fundamental Policies and Limitations


1. No Underlying GE Fund may borrow money, except that GE Small-Cap Value Equity Fund, GE Emerging Markets Fund and GE High Yield Fund may enter into reverse repurchase agreements, and except that each Underlying GE Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Underlying GE Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of an Underlying GE Fund's total assets are outstanding, including reverse repurchase agreements, the Underlying GE Fund will not make any additional investments.

2. No Underlying GE Fund may lend its assets or money to other persons, except through (i) purchasing debt obligations, (ii) lending portfolio securities in an amount not to exceed 30% of the Underlying GE Fund's assets taken at market value, (iii) entering into repurchase agreements
         (iv) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (v) entering into variable rate demand notes.

3. No Underlying GE Fund may purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Underlying GE Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Underlying GE Fund may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

4. No Underlying GE Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (i) this limitation is not applicable to an Underlying GE Fund's investments in Government Securities and (ii) up to 25% of the value of the assets of an Underlying GE Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

5. No Underlying GE Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (i) the government of any one country other than the United States, but not the U.S. Government and (ii) all supranational organizations.

6. No Underlying GE Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Underlying GE Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Underlying GE Fund may acquire securities under circumstances in which, if the securities were sold, the Underlying GE Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "1933 Act").

7. No Underlying GE Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that an Underlying GE Fund may (i) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (ii) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (iii) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (iv) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

8. No Underlying GE Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Underlying GE Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9. No Underlying GE Fund may purchase securities on margin, except that an Underlying GE Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by an Underlying GE Fund.

10. No Underlying GE Fund may invest in commodities, except that each Underlying GE Fund may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in GE Funds' current prospectus and statement of additional information.

Non-fundamental Policies and Limitations

11. No Underlying GE Fund may purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that each Underlying GE Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts.

12. No Underlying GE Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

13. No Underlying GE Fund may invest in companies for the purpose of exercising control or management.

14. No Underlying GE Fund may purchase warrants (other than warrants acquired by the Underlying GE Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Underlying GE Fund's net assets. For purposes of this restriction, warrants acquired by a fund in units or attached to securities may be deemed to be without value.

15. No Underlying GE Fund may purchase illiquid securities if more than 15% of the total assets of the Underlying GE Fund would be invested in illiquid securities. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by an Underlying GE Fund within seven days in the ordinary course of business at approximately the amount at which the Underlying GE Fund has valued the securities.

16. No Underlying GE Fund may purchase restricted securities if more than 10% of the total assets of the Underlying GE Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities") that have been determined to be liquid by GE Funds' Board of Trustees based upon the trading markets for the securities.

17. No Underlying GE Fund may issue senior securities except as otherwise permitted by the 1940 Act and as otherwise permitted herein.

Notes to Policies and Limitations

With respect to investment restriction No. 12, investments by the Underlying GE Funds in the Investment Fund are not considered an investment in another investment company for purposes of this restriction.

         The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of investment restriction No. 5, GE Funds may use the industry classifications reflected by the S&P 500 Composite Stock Index, if applicable at the time of determination. For all other portfolio holdings, GE Funds may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, GE Funds may select its own industry classifications, provided such classifications are reasonable.

                     PORTFOLIO TRANSACTIONS AND TURNOVER
                     -----------------------------------

Portfolio Transactions


         Decisions to buy and sell securities for each Fund and each Underlying GE Fund are made by GE Asset Management, subject to review by the Trust's and GE Funds' Board of Trustees, respectively.



         Transactions on domestic stock exchanges and some foreign exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Generally, no stated commissions are applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters include an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Government Securities generally will be purchased on behalf of a fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.


         In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the Investment Manager seeks the most favorable terms available under the circumstances ("best execution"). In assessing the overall terms available to ensure best execution for any transaction, the Investment Manager considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.


         In addition, the investment advisory agreement between the Trust and GE Asset Management relating to each Fund authorizes the Investment Manager, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Investment Manager or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund's receiving brokerage and research services. In addition, subject to the overall policy of best execution, the investment manager may consider sales of Fund shares in selecting brokers or dealers to execute securities transactions on behalf of a Fund. The Board periodically reviews the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or the Investment Manager is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.

         GE Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the fund's experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by GE Money Market Fund will not result in the fund's paying high brokerage commissions.


         None of the GE Strategy Funds made payments to broker-dealers for execution of portfolio transactions during the fiscal year ended September 30, 1999 or September 30, 1998. None of the GE Allocation Funds made payments to broker-dealers for execution of portfolio transactions during their first fiscal period ended September 30, 1999.


Portfolio Turnover


         Each Fund may purchase or sell portfolio securities to: (i) accommodate purchases and sales of its shares, (ii) change the percentages of its assets invested in each of the Underlying GE Funds in response to market conditions, and (iii) maintain or modify the allocation of its assets among the Underlying GE Funds within the specified asset allocation ranges for that Fund. For the fiscal period ended September 30, 1999, the actual portfolio turnover rates for the Funds were:



                                       Annual Portfolio Turnover Rate
                               Period Ended 9/30/99      Period Ended 9/30/98
--------------------------------------------------------------------------------
GE Conservative Strategy Fund          71%                        67%
GE Moderate Strategy Fund              41%                        22%
GE Aggressive Strategy Fund            27%                        28%
GE Conservative Allocation Fund       140%                        --
GE Moderate Allocation Fund            18%                        --
GE Aggressive Strategy Fund            10%                        --


         For the fiscal period ended September 30, 1999, the actual portfolio turnover rates for the Underlying GE Funds were:


                                       Annual Portfolio Turnover Rate
                               Period Ended 9/30/99      Period Ended 9/30/98
--------------------------------------------------------------------------------
GE  U.S. Equity Fund                   46%                        29%
GE  Small-Cap Value Equity Fund       182%                        --
GE  International Equity Fund          51%                        93%
GE  Emerging Markets Fund              59%                        --
GE Fixed Income Fund                  246%                       219%
GE High Yield Fund                     27%                        --




         With regard to the Funds, higher turnover rates (in excess of 100%) may result in higher transaction expenses being incurred by the Funds and shareholders in those Funds indirectly bearing their proportionate share of those expenses. Similarly, with regard to the Underlying GE Funds, higher turnover rates (in excess of 100%) may result in higher transaction expenses being incurred by the funds and shareholders (including the Funds) in those funds indirectly bearing their proportionate share of those expenses. Such transaction expenses may include brokerage and acquisition costs. Higher portfolio turnover rates also may cause shareholders to incur increased taxes on their investments. Variations in portfolio turnover rate may be due to fluctuations in shareholder purchase, exchange and redemption transactions or market conditions, or the Investment Adviser's outlook.




                           MANAGEMENT OF THE TRUST
                           -----------------------


Trustees and Officers

         The names of the Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five years and their other affiliations are shown below. The executive officers of the Trust are employees of organizations that provide services to the Funds. The Trustees and executive officers of the Trust also serve in such capacities for GE Funds. An asterisk appears before the name of each Trustee who is an "interested person" of the Trust as defined in the 1940 Act.





                                                            Age and Principal
                                      Positions Held        Occupation(s)
Name and Address                      with Trust            During Past Five Years
----------------                      ----------            ----------------------

*Michael J. Cosgrove                  Chairman of the       Age 50.  President, GE Asset Management Services group of
 3003 Summer Street                   Board and President   GE Financial Assurance Holdings, Inc. ("GEFA"), an
 Stamford, CT 06905                                         indirect wholly owned subsidiary of General Electric
                                                            Company ("GE"), since February 1997; Vice-President, GE Capital
                                                            Corporation, an indirect wholly owned subsidiary of GE, since December
                                                            1995; Executive Vice President - Mutual Funds of GE Asset Management and
                                                            GEIC, wholly-owned subsidiaries of GE that are registered as investment advisers under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GE Asset Management and GEIC since 1988; from 1988 until 1993, Mr. Cosgrove served as Executive Vice
                                                            President - Finance and Administration of GE Asset Management and GEIC;
                                                            since 1993, Mr. Cosgrove has served as Chairman of the Board, Chief
                                                            Executive Officer and President of GE Investment Distributors, Inc., a
                                                            registered broker-dealer; since 1998, Mr. Cosgrove has served as
                                                            Chairman of the Board and Chief Executive Officer of GE Retirement
                                                            Services, Inc.

*Alan M. Lewis                        Trustee and           Age 53.  Executive Vice President, General Counsel and
 3003 Summer Street                   Executive Vice        Secretary of GE Asset Management since 1988 and of GEIC
 Stamford, CT 06905                   President             since October 1987.

 John R. Costantino                   Trustee               Age 53.  Managing Director, Walden Partners, Ltd.,
 150 East 58th Street                                       consultants and investors, since August 1992; President,
 New York, NY  10055                                        CMG Acquisition Corp., Inc., a holding company, since
                                                            1988; Vice Chairman, Acoustiguide Holdings, Inc., a holding company, since 1989; President CMG/IKH, Inc., a holding company, since 1991;
                                                            Director, Crossland Federal Savings Bank, a financial institution;
                                                            Director, Brooklyn Bankcorp, Inc., a financial institution; Director, IK
                                                            Holdings, Inc., a holding company since 1991; Director, I. Kleinfeld &
                                                            Son, Inc., a retailer, since 1991; Director, High Performance
                                                            Appliances, Inc., a distributor of kitchen appliances ("HPA"), since
                                                            1991; Director, HPA Hong King, Ltd., a service subsidiary of HPA, since
                                                            1991; Director, Lancit Media Productions, Ltd., a children's and family television film and videotape production company, since 1995.

 William J. Lucas                     Trustee               Age 52.  Vice President and Treasurer of Fairfield
 Fairfield University                                       University since 1983.
 North Benson Road
 Fairfield, CT  06430

 Robert P. Quinn                      Trustee               Age 63.  Retired since 1983 from Salomon Brothers, Inc.;
 45 Shinnecock Road                                         Director, GP Financial Corp., a holding company, since
 Quogue, NY  11959                                          1994; Director, The Greenpoint Savings Bank, a financial
                                                            institution, since 1987.

 Michael Tansley                      Treasurer             Age 35.  Manager of Fund Administration at GE Asset
 3003 Summer Street                                         Management and GEIC since May 1998; from 1990 to May 1998,
 Stamford, CT 06905                                         Mr. Tansley held various progressive positions leading to
                                                            senior manager in July 1996, in the Investment Company Services Group of
                                                            PricewaterhouseCoopers LLP (formerly Price Waterhouse LLP).

 Matthew J. Simpson                   Secretary             Age 38.  Vice President, Associate General Counsel and
 3003 Summer Street                                         Assistant Secretary of GE Asset Management and GEIC since
 Stamford, CT 06905                                         October 1992; attorney with the law firm of Baker &
                                                            McKenzie, April 1991 to October 1992; prior to April 1991 was an attorney with the law firm of Spengler Carlson Gubar Brodsky &
                                                            Frischling.



No employee of GE or any of its affiliates receives any compensation from the Trust for acting as a Trustee or officer of the Trust. Each Trustee of the Trust who is not a director, officer or employee of GE Asset Management, GE Investment Distributors, Inc. (the "Distributor"), GE, or any affiliate of those companies, receives an annual fee of $2,000 for services as Trustee.

Trustees' Compensation*
(for the fiscal year ended September 30, 1999)


                                                         Total Compensation
                               Total Compensation        from all Investment
Name of Trustee                  from the Trust         Companies Managed by
                                                     GEIC or GE Asset Management
-------------------------------------------------------------------------------

Michael J. Cosgrove                    None                       None+
Alan M. Lewis                          None                       None+
John R. Costantino                   $2,000                   $25,000++
William J. Lucas                     $2,000                   $25,000++
Robert P. Quinn                      $2,000                   $25,000++


------------------------


* The Trustees are also reimbursed for expenses incurred in connection with attendance at Board meetings.


+ As of September 30, 1999, Mr. Cosgrove served as Trustee or Director of four investment companies advised by GE Asset Management and of eight investment companies advised by GEIC. Mr. Lewis serves as Trustee of three investment companies advised by GE Asset Management and of eight investment companies advised by GEIC. They are considered to be interested persons of each investment company advised by GE Asset Management or GEIC, as defined under Section 2(a)(19) of the 1940 Act, and accordingly, serve as Trustees thereof without compensation.


++ As of September 30, 1999, Messrs. Costantino, Lucas and Quinn served as Trustees or Directors of four investment companies advised by GE Asset Management.



Investment Adviser and Administrator


         GE Asset Management Incorporated ("GE Asset Management"), located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, a wholly-owned subsidiary of GE, bears all expenses in connection with the performance of its services as each Fund's investment adviser and administrator including any fee paid to an investment consultant retained by the Board of Trustees. The investment advisory and administration fee for each Fund is calculated at the annual rate of 0.20% of the Fund's average daily net assets. For the fiscal period ended September 30, 1999, GE Conservative Strategy Fund paid $ 2,754.00, GE Moderate Strategy Fund paid $ 63,478.00, and GE Aggressive Strategy Fund paid $ 8,288.00 to GE Asset Management for investment advisory and administration services. For the period January 5, 1998 (the GE Strategy Funds' inception) through September 30, 1998, GE Conservative Strategy Fund paid
$ 991.00, GE Moderate Strategy Fund paid $ 40,509.00, and GE Aggressive Strategy Fund paid $ 3,372.00 to GE Asset Management for investment advisory and administration services. For the period December 31, 1998 (the GE Allocation Funds' inception) through September 30, 1999, GE Conservative Allocation Fund paid $ 681.00, GE Moderate Allocation Fund paid $ 6,291.00, and GE Aggressive Strategy Fund paid $ 3,788.00 to GE Asset Management for investment advisory and administration services.

         With respect to each Fund, pursuant to the agreement governing the investment advisory and administration services provided by GE Asset Management, out of its investment advisory and administration fee, GE Asset Management bears all expenses of the Funds other than those costs specifically borne by the Funds. Costs borne by GE Asset Management include: (i) custodial fees, (ii) legal and accounting fees, (iii) printing costs and registration fees, (iv) regulatory compliance and filing costs, (v) costs of shareholders' reports and shareholder meetings and meetings of the officers or Board of Trustees; and
(vi) other costs not specifically borne by the GE Strategy Funds. Costs specifically borne by the Funds are: (i) advisory and administration fees, (ii) brokerage fees and commissions, (iii) interest, (iv) fees and expenses of the Trustees who are not affiliated with GE Asset Management or its affiliates (including counsel fees), (v) taxes payable by the Trust, (vi) transfer agency costs (some of which may be borne by the Underlying GE Funds as sub-transfer agency expenses of those funds), and (vii) any extraordinary expenses.


         In addition, each Fund, as a shareholder in the Underlying GE Funds, will indirectly bear its proportionate share of any investment advisory and administration fees and other expenses paid by the Underlying GE Funds.

Investment Consultant


DiMeo, Schneider & Associates, L.L.C. (the "Investment Consultant" or "DS&A") is located at 211 West Wacker Drive, Suite 500, Chicago, Illinois 60657, and serves as investment consultant to the Trust's Board of Trustees and GE Asset Management. DS&A, founded on May 1, 1995, is a mid-sized, independent consulting firm which offers the Funds the capabilities of much larger consulting firms through several strategic alliances with providers of research, technology and other resources. The seven founding members of DS&A previously worked as a team at Kidder, Peabody & Co., Inc. in Chicago. Out of its advisory and administration fee, GE Asset Management pays the Investment Consultant fees for investment consulting services provided by the Investment Consultant to the Board of Trustees and GE Asset Management.





Custodian, Transfer Agent & Dividend Disbursing Agent



         State Street Bank and Trust Company ("State Street") is located at 225 Franklin Street, Boston, Massachusetts 02101 and serves as custodian and transfer agent of the Funds' investments, and as dividend disbursing agent. Under its custodian contract with the Trust, State Street is authorized to appoint one or more banking institutions as sub-custodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. As transfer agent and dividend disbursing agent, State Street is responsible for processing redemption requests and crediting dividends to the accounts of shareholders of the Funds.

Distributor


GE Investment Distributors, Inc. (the "Distributor"), located at 777 Long Ridge Road, Building B, Stamford, Connecticut, 06927, serves as the distributor of shares of the funds on a best efforts basis. The Distributor, an indirect wholly-owned subsidiary of GE, also serves as Distributor for the GE Funds, GE Institutional Funds, GE Investments Funds, Inc. and the Elfun Funds. GE Asset Management or its affiliates, at their own expense, may allocate portions of their revenues or other resources to assist the Distributor in distributing shares of the Funds, by providing additional promotional incentives to dealers. In some instances, these incentives may be limited to certain dealers who have sold or may sell significant numbers of shares of the Funds. The Distributor routinely offers dealers in Fund shares the opportunity to participate in contests for which prizes include tickets to theater and sporting events, dining, travel to meetings and conferences held in locations remote from their offices and other items.





Shareholder Servicing and Distribution Plans


         GE Funds has adopted Shareholder Servicing and Distribution Plans (the "Plans" pursuant to Rule 12b-1 under the 1940 Act with respect to each Underlying GE Fund. Under the Plans, GE Funds will pay GE Asset Management, with respect to Class A shares of an Underlying GE Fund, an annual shareholder servicing and distribution fee equal to 0.25% of the value of the Underlying GE Fund's average daily net assets attributable to Class A. Because each GE Strategy Fund purchases Class A Shares of the Underlying GE Funds, each such Fund will bear indirectly its proportionate share of these fees.



         The service portion of this fee is used by GE Asset Management to compensate itself and others, including the Distributor, for providing ongoing servicing and/or maintenance of the accounts of shareholders of Class A shares ("Shareholder Services"). The distribution portion of this fee is used to compensate GE Asset Management or to allow GE Asset Management to compensate others, including the Distributor, for its expenses associated with activities that are primarily intended to result in the sale of Class A shares of the Underlying GE Funds ("Selling Services"). These service and distribution fees will be calculated daily and paid monthly by the Underlying GE Funds.



         Shareholder Services means all forms of shareholder liaison services, including, among other things, providing shareholders of a Fund with: (i) information on the Fund's and the Underlying GE Funds' investments; (ii) general information regarding investing in mutual funds; (iii) periodic newsletters containing materials relating to the Fund or the Underlying GE Funds or to investments in general in mutual funds; (iv) periodic financial seminars designed to assist in the education of shareholders with respect to mutual funds generally and the Funds or the Underlying GE Funds specifically; (v) access to a telephone inquiry center relating the Funds; and (vi) other similar services not otherwise required to be provided by the Funds' custodian or transfer agent.

         Selling Services include, but are not limited to: (i) printing and distributing to prospective investors in the Funds Prospectuses and SAIs used in connection with sales of shares of the Funds; (ii) preparing (including printing), and distributing sales literature and media advertisements relating shares of the Funds; and (iii) distributing shares of the Funds. Service providers that assist GE Asset Management in rendering Shareholder Services or Selling Services or both ("Service Providers") will be compensated by GE Asset Management as described above.



         Payments under the Plans are not tied exclusively to the expenses for shareholder servicing and distribution expenses actually incurred by GE Asset Management or Service Providers, and the payments may exceed expenses actually incurred by GE Asset Management or Service Providers. GE Fund's Board of Trustees evaluates the appropriateness of the Plans and the payment terms on an ongoing basis and in doing so considers all relevant factors.




                 PURCHASE, REDEMPTION AND EXCHANGE OF SHARES
                 -------------------------------------------


         The GE Strategy Funds are offered to defined contribution plans that are determined not to be affiliated plans with respect to GE Asset Management and that seek services in connection with their investments in the Funds in addition to investment advisory services. The GE Allocation Funds, on the other hand, are offered to defined contribution plans that are determined to be affiliated plans with respect to GE Asset Management or do not seek additional services provided or paid by GE Asset Management or its affiliates in connection with their investment in the Funds.


         For each day on which a Fund's net asset value is calculated, a defined contribution plan that has invested in a Fund (a "Plan") transmits to the Funds any orders to purchase or sell shares of the Fund based on net contributions, withdrawal requests or transfer requests from Plan participants. The Plan purchases and redeems shares at the Fund's net asset value per share next determined calculated as of the day that the Plan administrator receives the order from Plan participants. Payment by the Fund of shares redeemed by the Plan is made within seven days, except that redemption may be postponed when permitted by applicable laws or regulations.

                               NET ASSET VALUE
                               ---------------


         The Trust will not calculate net asset value on certain holidays. On those days, securities held by an Underlying GE Fund may nevertheless be actively traded, and the value of the Fund's shares could be indirectly affected.



         The value of each Underlying GE Fund will be its net asset value at the time of computation. Debt securities of U.S. issuers (other than Government Securities and short-term investments) are valued by GE Asset Management after consultation with one or more independent pricing services ("Pricing Service") retained by the Trust. The procedures of the Pricing Service are reviewed periodically by GE Asset Management under the general supervision and responsibility of the Board of Trustees of the Trust.



                      DIVIDENDS, DISTRIBUTIONS AND TAXES
                      ----------------------------------

         Net investment income (that is, income other than long- and short-term capital gains) and net realized long- and short-term capital gains will be determined separately for each Fund. Dividends of a Fund which are derived from net investment income and distributions of net realized long- and short-term capital gains paid by a Fund to a shareholder will be automatically reinvested in additional shares of the Fund and deposited in the shareholder's account, unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Shareholders may contact the Trust for details concerning this election. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder, the Fund may terminate the shareholder's election to receive dividends and other distributions in cash. Thereafter, the shareholder's subsequent dividends and other distributions will be automatically reinvested in additional shares of the Fund until the shareholder notifies the Fund in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. No interest will accrue on amounts represented by uncashed dividend, distribution or redemption checks. Dividends attributable to net investment income are declared and paid annually. Written confirmations relating to the automatic reinvestment of dividends will be sent to shareholders within five days following the end of each fiscal year. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made annually. These dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. All expenses of the Funds are accrued daily and deducted from net asset value before declaration of dividends to shareholders.

         Each Fund is subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of the Fund's shareholders, the Trust will declare and pay dividends of the Fund's net investment income and distributions of the Fund's net capital gains more frequently than stated above.

         Set forth below is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders. The summary is not intended as a substitute for individual tax planning, and shareholders are urged to consult their tax advisors regarding the application of Federal, state, local and foreign tax laws to their specific tax situations.


         Each Fund is treated as a separate entity for Federal income tax purposes. Each Fund's net investment income and capital gain distributions are determined separately from any other series that the Trust may designate.


         The Trust intends for each Fund to qualify and elect treatment each year as a "regulated investment company" under the Code. If a Fund (1) is a regulated investment company and (2) distributes to its shareholders at least 90% of its net investment income (including for this purpose its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. In addition, in order to avoid a 4% excise tax, a Fund must declare, no later than December 31 and distribute no later than the following January 31, at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income for the one year period ending on October 31 of such calendar year. One requirement for qualification as a regulated investment company is that each Fund must diversify its holdings so that, at the end of each quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or of two or more issuers that are controlled by the Fund (within the meaning of Section 851(b)(4)(B) of the Code) that are engaged in the same or similar trades or businesses or related trades or businesses (other than Government Securities or the securities of other regulated investment companies).

         The requirements for qualification as a regulated investment company also include a significant rule as to investment results. A Fund must earn at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities (including gains from related investments in foreign currencies) or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies (the "90% Test").

         An Underlying GE Fund's transactions in options and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Underlying GE Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Underlying GE Fund and defer losses of the Underlying GE Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of an Underlying GE Fund, (2) will require the Underlying GE Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Underlying GE Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. GE Funds seeks to monitor transactions of each Fund, will seek to make the appropriate tax elections on behalf of each Underlying GE Fund and seeks to make the appropriate entries in an Underlying GE Fund's books and records when an Underlying GE Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of an Underlying GE Fund as a regulated investment company.


         The investment by an Underlying GE Fund in zero coupon securities may create special tax consequences. Zero coupon securities do not make interest payments; however, a portion of the difference between a zero coupon security's maturity value and its purchase price is imputed as income to the Underlying GE Fund each year even though the Underlying GE Fund receives no cash distribution until maturity. Under the U.S. federal tax laws applicable to mutual funds, the Underlying GE Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all of the income received from, or imputed with respect to, their investments during the year, including zero coupon securities. These dividends will ordinarily constitute taxable income to the shareholders of the Underlying GE Funds, including the Funds.



         To the extent that an Underlying GE Fund fails to qualify as a regulated investment company, a Fund's ability to qualify as such may be significantly impacted. Although each Underlying GE Fund expects to continue to qualify as a regulated investment company in each fiscal year, no assurance can be given that such status will be achieved.



         If for any taxable year a Fund or an Underlying GE Fund fails to qualify as a regulated investment company, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions, including amounts derived from interest on long-term capital gains and tax-exempt interest) would be taxable to shareholders to the extent of current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.



         If an Underlying GE Fund fails to qualify as a regulated investment company, a Fund's ability to qualify could also be adversely affected. Distributions from the Underlying GE Fund to a Fund would be taxable dividends as described above and would be qualifying income for the recipient Fund. However the Fund's investment in the Underlying GE Fund would be treated like an investment in a regular corporation for purposes of the diversification requirements, so that, for example, a Fund could be in violation of the diversification requirement if more than 25% of its assets were invested in an Underlying GE Fund that fails to qualify as a regulated investment company.



         As a general rule, a shareholder's gain or loss on a sale or redemption of shares of a Fund will be a long-term capital gain or loss if the shareholder has held the shares as a capital asset for more than one year. The gain or loss will be a short-term capital gain or loss if the shareholder has held the shares as a capital asset for one year or less.


         The Fund's net realized long-term capital gains are distributed as described in the Prospectus. The distributions ("capital gain dividends"), if any, are taxable to a shareholder of a Fund as long-term capital gains, regardless of how long a shareholder has held the shares, and will be designated as capital gain dividends in a written notice mailed by the Trust to the shareholders of the Fund after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for six months or less, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, will be treated as a long-term capital loss. Investors considering buying shares of a fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that the amount of the dividend or distribution payment will be a taxable dividend or distribution payment.



         No loss will be allowed on the sale, exchange or redemption of shares in a Fund to the extent that the shareholder acquired other shares in the Fund within a 61-day period beginning 30 days before the sale or disposition of the loss shares and ending 30 days after such date. Fund shareholders should note that such acquisitions may occur through the Direct Deposit Privilege, the Payroll Savings Plan or the Automatic Investment Plan described in the Prospectuses.



         If a shareholder of a Fund fails to furnish the Trust with a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (1) taxable dividends and distributions from the Fund and (2) the proceeds of any redemptions of shares of the Fund. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.



                             THE FUNDS' PERFORMANCE
                             ----------------------


         The Trust, from time to time, may quote a Fund's performance, in terms of yield and/or total return, in reports or other communications to shareholders of the Fund or in advertising material. The Trust may, from time to time, advertise a 30-day "yield" for each Fund. The yield of a Fund refers to the income generated by an investment in a Fund over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by a Fund during the period by the net asset value per share for that Fund on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the Fund's net asset value. From time to time, the Trust may advertise an "average annual total return" over various periods of time for each Fund. This total return figure shows an average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the ending date of the period. The figure reflects changes in the price of a Fund's shares and assumes that any income, dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the same Fund. Figures will be given for recent one-, five- and 10-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Fund's operations, or on a year-by-year basis). When considering average annual total return figures for periods longer than one year, investors should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Trust may use "aggregate total return" figures for various periods, representing the cumulative change in value of an investment in a Fund, for the specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total return may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions). Reflecting compounding over a longer period of time, aggregate total return data generally will be higher than average annual total return data. The Trust may, in addition to quoting a Fund's average annual and aggregate total returns, advertise the actual annual and annualized total return performance data for various periods of time. Actual annual and annualized total returns may be shown by means of schedules, charts or graphs. Actual annual or annualized total return data generally will be lower than average annual total return data, which reflects compounding of return. Yield and total return figures are based on historical earnings and are thus not intended to indicate future performance.

         Additional information regarding the manner in which performance figures are calculated is provided below.

Yield


         The 30-day yield figure is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                       6
                    Yield = 2[(a-b + 1) -1]
                               ---
                               cd

Where:

         a=       dividends and interest earned during the period.

         b=       expenses accrued for the period (net of reimbursement).

         c= the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d= the maximum offering price per share on the last day of the period.

         For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Investors should recognize that, in periods of declining interest rates, the yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yield will tend to be somewhat lower. In addition, when interest rates are falling, moneys received by a fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the fund's portfolio, thereby reducing the current yield of the fund. In periods of rising interest rates, the opposite result can be expected to occur.

         Yield information is useful in reviewing the performance of a fund, but because yields fluctuate, this information cannot necessarily be used to compare an investment in shares of the fund with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of a fund should remember that yield is a function of the kind and quality of the instruments in the fund's portfolio, portfolio maturity, operating expenses and market conditions.

Average Annual Total Return


         The "average annual total return" figures for the Funds described in the Prospectuses, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:


                 n
         P(1 + T)  = ERV


Where P    =      a hypothetical initial payment of $1,000;
      T    =      average annual total return;
      n    =      number of years; and
     ERV   =      Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.



         The average annual total return for the periods ended September 30, 1999 for each of the Funds was as follows:

                                      One Year  Since Inception   Inception Date
                                      --------  ---------------   --------------
GE Conservative Stategy Fund            9.74%        10.60%           01/05/98
GE Moderate Strategy Fund              14.75%        14.54%           01/05/98
GE Aggressive Srrategy Fund            19.63%        18.24%           01/05/98
GE Conservative Allocation Fund        10.03%        10.03%           12/31/98
GE Moderate Allocation Fund            14.76%        14.76%           12/31/98
GE Aggressive Allocation Fund          20.22%        20.22%           12/31/98


Aggregate Total Return


         The "aggregate total return" figures for the Funds represent the cumulative change in the value of an investment in a fund for the specified period are computed by the following formula:


            Aggregate Total Return = ERV - P
                                     -------
                                        P

Where    P =      a hypothetical initial payment of $1,000; and

         ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Comparative Performance Information


         In reports or other communications to shareholders of a Fund or in advertising materials, the Trust may compare the Fund's performance with (1) the performance of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, (2) various unmanaged indexes, including Standard
& Poor's Composite Index of 500 stocks ("S&P 500 Index"), Russell 2000 Index ("Russell 2000"), Lehman Brothers Aggregate Bond Index ("LB Aggregate"), Lehman Brothers Intermediate Government/Corporate Bond Index ("LB Int. Gov't/Corp"), Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE"), Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF"), and the Dow Jones Industrial Average or (3) other appropriate indexes of investment securities or with data developed by GE Asset Management derived from those indexes. The S&P 500 Index is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the stock market in general. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index representing approximately 10% of the total market capitalization in the Russell 3000 Index. The LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The LB Int. Gov't/Corp is comprised of the Government bonds and Corporate bonds portions of the LB Aggregate. The MSCI EAFE is a composite of foreign securities traded in 20 developed markets representing Europe, Australasia, New Zealand and the Far East. The MSCI EMF is a composite of securities available to non-domestic investors traded in 25 emerging markets.



         The performance information may also include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today. These ranking services or publications may compare a Fund's performance to, or rank it within, a universe of mutual funds with investment objectives and policies similar, but not necessarily identical to, the Fund's. Such comparisons or rankings are made on the basis of several factors, including objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

                            PRINCIPAL SHAREHOLDERS
                            ----------------------


         The following persons are the only persons known by the Trust to hold of record more than 5% of the outstanding shares of the funds as of January 15, 2000. State Street Bank and Trust Company is a Massachusetts trust for profit.





NAME AND ADDRESS OF RECORD OWNER                  AMOUNT OF OWNERSHIP
                                                (In Shares)      (PercenT)
--------------------------------------------------------------------------------



GE Conservative Strategy Fund
--------------------------------------------------------------------------------
State Street Bank & Trust Co TTEE                 132,176         56.13%
FBO Promus Hotels
Conservative LifeStyle Fund
Master Trust Client Services - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 50,851          21.59%
FBO Aggregate Industries Inc.
Conservative LifeStyle Fund
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 28,794          12.21%
Atlantis Plastics Inc.
Conservative LifeStyle Fund
Master Trust Client Services - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 13,699          5.82%
London Fog Industries
Conservative LifeStyle Fund
Master Trust Client Services - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



--------------------------------------------------------------------------------
GE Moderate Strategy Fund
--------------------------------------------------------------------------------
State Street Bank & Trust Co TTEE                 2,330,901       75.23%
FBO Promus Hotels
Moderate LifeStyle Fund
Master Trust Client Services - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 635,266         20.50%
FBO Aggregate Industries Inc.
Moderate Strategy LifeStyle Fund
1 Enterprise Drive
N Quincy, MA 02171-2126
--------------------------------------------------------------------------------

NAME AND ADDRESS OF RECORD OWNER                  AMOUNT OF OWNERSHIP
                                                (In Shares)      (PercenT)
--------------------------------------------------------------------------------



GE Aggressive Strategy Fund
--------------------------------------------------------------------------------
State Street Bank & Trust Co TTEE                 257,896         49.15%
FBO Promus Hotels
Aggressive LifeStyle Fund
Master Trust Client Services - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 155,995         29.73%
FBO Aggregate Industries Inc.
Aggressive Strategy LifeStyle Fund
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 47,664          9.08%
Atlantis Plastics Inc.
Aggressive Strategy LifeStyle Fund
Master Trust Client Services - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 45,248          8.62%
Central Lewmar Inc.
Aggressive Strategy LifeStyle Fund
1 Enterprise Drive
N Quincy, MA 02171-2126



--------------------------------------------------------------------------------
GE Conservative Allocation Fund
--------------------------------------------------------------------------------
State Street Bank & Trust Co TTEE                 53,094          62.69%
FBO Deepbeach & Co.
Master Trust Client Ser - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



General Electric Capital Assurance                10,244          12.10%
Attn. Jerry Fulps
601 Union Street Suite 1400
Seattle, WA 98101-2341



State Street Bank & Trust Co TTEE                 6,719           7.93%
FBO GNA Savings Plan
Master Trust Client Ser - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 4,337           5.12%
FBO GE Railcar Services
Master Trust Client Ser - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126

NAME AND ADDRESS OF RECORD OWNER                  AMOUNT OF OWNERSHIP
                                                (In Shares)      (PercenT)
--------------------------------------------------------------------------------



GE Moderate Allocation Fund
--------------------------------------------------------------------------------
State Street Bank & Trust Co TTEE                 381,980         50.05%
FBO GNA Savings Plan
Master Trust Client Ser - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 228,492         29.94%
FBO Deepbeach & Co.
Master Trust Client Ser - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 87,598          11.48%
FBO Deepboat & Co.
Master Trust Client Ser - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



--------------------------------------------------------------------------------
GE Aggressive Allocation Fund
--------------------------------------------------------------------------------
State Street Bank & Trust Co TTEE                 380,468         58.37%
FBO Deepbeach & Co.
Master Trust Client Ser - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 155,462         23.85%
FBO Deepboat & Co.
Master Trust Client Ser - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126



State Street Bank & Trust Co TTEE                 54,932          8.43%
FBO Granitebridge & Co.
Master Trust Client Ser - W6C
1 Enterprise Drive
N Quincy, MA 02171-2126


-----------------------------------------------------------------------------


         As of January 15, 2000, the current Trustees and officers of the Trust, as a group, beneficially owned less than 1% of each Fund's outstanding shares. State Street Bank and Trust Company is a Massachusetts trust. Certain beneficial holders listed above that own more than 25% of the outstanding shares of the referenced Funds may be deemed to control these Funds.

                THE FUNDS' HISTORY AND ADDITIONAL INFORMATION
                ---------------------------------------------



         The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Declaration of Trust dated June 21, 1996, as amended from time to time (the "Declaration"). In the interest of economy and convenience, certificates representing shares of a fund are not physically issued. State Street maintains a record of each shareholder's ownership of shares of a Fund.



         The Declaration authorizes the Trust's Board of Trustees to create separate series (i.e., Funds), and within each series separate classes, of an
                 ----
unlimited number of shares of beneficial interest, par value $.001 per share.



         When issued, shares of a Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. The Board of Trustees may amend the Declaration of Trust without the vote of shareholders in order to conform the provisions to tax or regulatory requirements, or to make other changes which do not materially affect the rights of shareholders.


         When matters are submitted for shareholder vote, each shareholder of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of all Funds vote as a single class on all matters except (1) a matter affecting the interests of one or more of the Funds, in which case only shares of the affected Funds would be entitled to vote or (2) when the 1940 Act or separate agreement applicable to a Fund requires that shares of the Funds be voted by individual Fund. Normally, no meetings of shareholders of the Funds will be held for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders of the Trust, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders of record of no less than a majority of the outstanding shares of the Trust may remove a Trustee for cause through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. Shareholders who satisfy certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of the meeting.


         Massachusetts law provides that shareholders of the Funds could, under certain circumstances be held personally liable for the obligations of the Trust. The Declaration disclaims shareholder liability for acts or obligations of the Trust, however, and provides that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee of the Trust. The Declaration provides for indemnification from the property of a Fund for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder of a Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust and the Funds in such a way so as to avoid, as far as practicable, ultimate liability of the shareholders for liabilities of the Funds.


         On matters submitted for consideration by shareholders of any Underlying GE Fund, a Fund will vote its shares in proportion to the vote of all holders of shares of that Underlying GE Fund or, in certain limited instances, the Fund will vote its shares in the manner indicated by a vote of holders of shares of the Fund.


Counsel


         Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as counsel for the Trust.




Independent Accountants


         PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, serves as independent accountants of the Trust.






                             FINANCIAL STATEMENTS
                             --------------------


         The Annual Report for the GE LifeStyle Funds dated September 30, 1999, which either accompanies this SAI or previously has been provided to the person to whom this SAI is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Shareholders included in the Annual Report.

                      APPENDIX - DESCRIPTION OF RATINGS
                      ---------------------------------

Commercial Paper Ratings

         The rating A-1+ is the highest, and A-1 the second highest commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated "A-1."

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although that capacity may be susceptible to adverse changes in business, economic and financial conditions.

         Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating

F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

         Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.

         Thompson BankWatch Inc. employs the rating TBW-1 to indicate issues having a very high degree of likelihood of timely payment. TBW-2 indicates a strong degree of safety regarding timely payment, however, the relative degree of safety is not as high as for issues rated TBW-1. While the rating TBW-3 indicates issues that are more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. The lowest rating category is TBW-4; this rating is regarded as non-investment grade and, therefore, speculative.

         Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P's ratings of A-1+ and A-1 as being in S&P's highest rating category.



Description of S&P Corporate Bond Ratings

         AAA -- This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

         A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

         BB, B and CCC -- Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.



Description of Moody's Corporate Bond Ratings

         Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.



Description of S&P Municipal Bond Ratings

         AAA -- Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

         General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

         Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

         AA -- High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

         A -- Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

         General Obligations Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

         Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

         BBB -- Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

         General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

         Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

         BB, B, CCC and CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C -- The rating C is reserved for income bonds on which no interest is being paid.

         D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.



Description of S&P Municipal Note Ratings

         Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.



Description of Moody's Municipal Bond Ratings

         Aaa -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

         B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody's Municipal Note Ratings

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 23.  Exhibits:

      Exhibit No.   Description of Exhibit
      -----------   ----------------------

           a        Declaration of Trust(1)

           b        By-Laws(1)

           c        Inapplicable

           d(1)     Form of Investment Advisory and Administration Agreement(2)

           d(2)     Form of Investment Consulting Agreement(2)

           e        Form of Distribution Agreement(2)

           f        Inapplicable

           g        Form of Custodian Contract(2)

           h(1)     Form of Transfer Agency and Service Agreement(2)

           h(2)     Expense Limitation Agreement

           i        Opinion of Willkie Farr & Gallagher

           j        Consent of PricewaterhouseCoopers LLP

           k        Inapplicable

           l        Purchase Agreement(3)

           m        Inapplicable

           n        Inapplicable

---------------

1 Incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on July 10, 1996.

2 Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Registration Statement, filed on September 18, 1996.

3 Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement, filed on February 7, 1997

Item 24. Persons Controlled by or Under Common Control with Registrant


                  Reference is made to "Principal Shareholders" in the Statement of Additional Information forming Part B of this Registration Statement.

Item 25. Indemnification

                  Reference is made to Article IV of the Declaration of Trust of GE LifeStyle Funds ("Registrant") filed as Exhibit 1 to this Registration Statement. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted for Trustees, officers and controlling persons of Registrant pursuant to provisions of Registrant's Declaration of Trust, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

                  Reference is made to "How the Funds Are Managed" in the Prospectuses forming Part A, and "Management of the Trust" in the Statement of Additional Information forming Part B, of this Registration Statement.


                  The list required by this Item 26 of officers and directors of GEAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by GEAM pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-31947).

                  The list required by this Item 26 of officers and directors of DiMeo Schneider & Associates, L.L.C. ("DSA"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by DSA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-48820).

Item 27. Principal Underwriters

                  (a) GE Investment Distributors Inc. ("GEID") also serves as distributor for GE Funds, GE Investments Funds, Inc., GE Institutional Funds, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

                  (b) The information required by this Item 27 with respect to each director and officer of GEID is incorporated by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45710).

Item 28. Location of Accounts and Records

                  All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder, are maintained at the offices of:
Registrant located at 3003 Summer Street, Stamford, Connecticut 06905; State Street Bank and Trust Company ("State Street"), Registrant's custodian and transfer agent, located at 225 Franklin Street, Boston, Massachusetts 02101; and National Financial Data Services, Inc., an indirect subsidiary of State Street, located at P.O. Box 419631, Kansas City, MO 64141-6631.

Item 29. Management Services

                  Inapplicable.

Item 30. Undertakings

                  Inapplicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut, on the 26th day of January, 2000.


                                            By:  /s/ Michael J. Cosgrove
                                                ------------------------------
                                                     Michael J. Cosgrove
                                                     President and Chairman
                                                       of the Board

                  Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                          Date
---------                    -----                          ----

/s/ Michael J. Cosgrove      President and            January 26, 2000
-----------------------      Chairman of the Baord
Michael J. Cosgrove          (Chief Executive
                             Officer)

/s/ John R. Costantino       Trustee*                 January 26, 2000
----------------------
John R. Costantino

/s/ Alan M. Lewis            Trustee                  January 26, 2000
-----------------
Alan M. Lewis

/s/ William J. Lucas         Trustee*                 January 26, 2000
--------------------
William J. Lucas

/s/ Robert P. Quinn          Trustee*                 January 26, 2000
-------------------
Robert P. Quinn

/s/ Michael Tansley          Treasurer (Chief         January 26, 2000
-------------------          Financial and
Michael Tansley              Accounting Officer)


* Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated December 9, 1998 and filed herewith.

                                POWER OF ATTORNEY

                  I, the undersigned Director and/or Trustee of GE Funds, GE Institutional Funds, GE Lifestyles Funds (sic) and GE Investments Funds, Inc. plus any other investment company for which GE Investment Management, Inc. or an affiliate acts as investment adviser and for which the undersigned individual serves as Director and/or Trustee (collectively, the "Funds"), hereby constitute and appoint Michael J. Cosgrove, Matthew J. Simpson, Jeanne M. LaPorta and Marc
R. Bryant, each of them singly, my true and lawful attorneys-in-fact, with full power and substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Forms N-1A and N-8A or any successor(s) thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after the date hereof.

                  IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney as of the 9th day of December, 1998.

                              /s/JOHN R. COSTANTINO
                              --------------------------------
                              John R. Costantino

                              /s/WILLIAM J. LUCAS
                              --------------------------------
                              William J. Lucas

                              /s/ROBERT P. QUINN
                              --------------------------------
                              Robert P. Quinn

                            INDEX TO EXHIBITS

 Exhibit No.   Description of Exhibit                                 Sequence
 -----------   ----------------------                                 --------

      h(2)     Expense Limitation Agreement

      i        Opinion and Consent of Willkie Farr & Gallagher

      j        Consent of PricewaterhouseCoopers LLP